UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copy to:

Leonard Mackey, Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1: Report to Shareholders.

Semi-Annual Report

March 31, 2016

SELECT SECTOR SPDR FUNDS

The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund“ or a “Fund“ and collectively the “Select Sector SPDR Funds“ or the “Funds“).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.

ELEVEN SELECT SECTOR SPDR FUNDS

Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY

The Consumer Staples Select Sector SPDR Fund	XLP

The Energy Select Sector SPDR Fund	XLE

The Financial Select Sector SPDR Fund	XLF

The Financial Services Select Sector SPDR Fund	XLFS

The Health Care Select Sector SPDR Fund	XLV

The Industrial Select Sector SPDR Fund	XLI

The Materials Select Sector SPDR Fund	XLB

The Real Estate Select Sector SPDR Fund	XLRE

The Technology Select Sector SPDR Fund	XLK

The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index, except stocks assigned to the Financial Sector which also are assigned to the Financial Services Sector or the Real Estate Sector. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

OBJECTIVE

Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

†	S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	CONSUMER DISCRETIONARY SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	CONSUMER DISCRETIONARY SELECT SECTOR INDEX*
SIX MONTHS	7.37%	7.43%	7.49%	N/A	N/A	N/A
ONE YEAR	6.58%	6.60%	6.75%	6.58%	6.60%	6.75%
THREE YEARS	55.66%	55.77%	56.54%	15.89%	15.92%	16.11%
FIVE YEARS	118.26%	118.23%	120.49%	16.89%	16.89%	17.13%
TEN YEARS	172.42%	172.34%	177.28%	10.54%	10.54%	10.74%

*	The Consumer Discretionary Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer discretionary products.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	AMAZON.COM, INC.	HOME DEPOT, INC.	WALT DISNEY CO.	COMCAST CORP. CLASS A	MCDONALD’S CORP.
MARKET VALUE	$1,065,780,888	786,624,957	693,022,421	690,949,787	526,764,092
% OF NET ASSETS	9.9	7.3	6.4	6.4	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	CONSUMER STAPLES SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	CONSUMER STAPLES SELECT SECTOR INDEX*
SIX MONTHS	13.73%	13.78%	13.88%	N/A	N/A	N/A
ONE YEAR	11.52%	11.52%	11.71%	11.52%	11.52%	11.71%
THREE YEARS	44.03%	44.09%	44.89%	12.93%	12.95%	13.15%
FIVE YEARS	102.89%	102.88%	105.11%	15.20%	15.20%	15.44%
TEN YEARS	191.30%	191.18%	197.46%	11.28%	11.28%	11.52%

*	The Consumer Staples Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer products.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	PROCTER & GAMBLE CO.	COCA-COLA CO.	PHILIP MORRIS INTERNATIONAL, INC.	CVS HEALTH CORP.	ALTRIA GROUP, INC.
MARKET VALUE	$1,193,014,145	987,204,993	830,065,934	640,054,451	605,665,106
% OF NET ASSETS	11.5	9.6	8.0	6.2	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE ENERGY SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	ENERGY SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	ENERGY SELECT SECTOR INDEX*
SIX MONTHS	2.74%	2.81%	2.74%	N/A	N/A	N/A
ONE YEAR	(17.46)%	(17.44)%	(17.55)%	(17.46)%	(17.44)%	(17.55)%
THREE YEARS	(16.12)%	(16.06)%	(15.95)%	(5.69)%	(5.67)%	(5.63)%
FIVE YEARS	(13.59)%	(13.60)%	(13.15)%	(2.88)%	(2.88)%	(2.78)%
TEN YEARS	36.66%	36.85%	38.83%	3.17%	3.19%	3.34%

*	The Energy Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of energy products.

THE ENERGY SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE ENERGY SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	SCHLUMBERGER, LTD.	PIONEER NATURAL RESOURCES CO.	EOG RESOURCES, INC.
MARKET VALUE	$2,422,864,007	1,897,768,636	997,740,814	538,767,920	503,564,830
% OF NET ASSETS	18.9	14.8	7.8	4.2	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE FINANCIAL SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	FINANCIAL SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	FINANCIAL SELECT SECTOR INDEX*
SIX MONTHS	0.51%	0.54%	0.60%	N/A	N/A	N/A
ONE YEAR	(4.62)%	(4.67)%	(4.55)%	(4.62)%	(4.67)%	(4.55)%
THREE YEARS	30.60%	30.60%	31.11%	9.31%	9.31%	9.45%
FIVE YEARS	50.33%	50.27%	51.46%	8.50%	8.49%	8.66%
TEN YEARS	(14.62)%	(14.69)%	(13.72)%	(1.57)%	(1.58)%	(1.47)%

*	The Financial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of financial products.

THE FINANCIAL SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE FINANCIAL SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	BERKSHIRE HATHAWAY, INC. CLASS B	WELLS FARGO & CO.	JPMORGAN CHASE & CO.	BANK OF AMERICA CORP.	CITIGROUP, INC.
MARKET VALUE	$1,511,899,528	1,270,780,819	1,236,280,865	794,074,013	700,124,537
% OF NET ASSETS	9.4	7.9	7.7	5.0	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE FINANCIAL SERVICES SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	BERKSHIRE HATHAWAY, INC. CLASS B	WELLS FARGO & CO.	JPMORGAN CHASE & CO.	BANK OF AMERICA CORP.	CITIGROUP, INC.
MARKET VALUE	$1,497,543	1,258,666	1,224,492	786,512	693,468
% OF NET ASSETS	11.7	9.8	9.6	6.1	5.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE HEALTH CARE SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	HEALTH CARE SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	HEALTH CARE SELECT SECTOR INDEX*
SIX MONTHS	3.06%	3.18%	3.16%	N/A	N/A	N/A
ONE YEAR	(5.31)%	(5.30)%	(5.21)%	(5.31)%	(5.30)%	(5.21)%
THREE YEARS	54.23%	54.30%	54.94%	15.54%	15.55%	15.72%
FIVE YEARS	123.22%	123.15%	125.32%	17.42%	17.41%	17.64%
TEN YEARS	152.92%	152.89%	157.64%	9.72%	9.72%	9.93%

*	The Health Care Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are health care related firms.

THE HEALTH CARE SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE HEALTH CARE SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	JOHNSON & JOHNSON	PFIZER, INC.	MERCK & CO., INC.	GILEAD SCIENCES, INC.	UNITEDHEALTH GROUP, INC.
MARKET VALUE	$1,348,834,509	809,884,842	663,380,553	567,243,951	558,160,975
% OF NET ASSETS	11.6	6.9	5.7	4.9	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE INDUSTRIAL SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	INDUSTRIAL SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	INDUSTRIAL SELECT SECTOR INDEX*
SIX MONTHS	12.44%	12.45%	12.55%	N/A	N/A	N/A
ONE YEAR	1.62%	1.62%	1.71%	1.62%	1.62%	1.71%
THREE YEARS	41.22%	41.27%	41.94%	12.19%	12.21%	12.38%
FIVE YEARS	63.65%	63.65%	65.01%	10.35%	10.35%	10.54%
TEN YEARS	102.54%	102.23%	106.18%	7.31%	7.30%	7.50%

*	The Industrial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are industrials.

THE INDUSTRIAL SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE INDUSTRIAL SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	GENERAL ELECTRIC CO.	3M CO.	HONEYWELL INTERNATIONAL, INC.	BOEING CO.	UNITED TECHNOLOGIES CORP.
MARKET VALUE	$776,740,806	365,670,868	321,601,988	291,997,670	286,045,360
% OF NET ASSETS	11.7	5.5	4.8	4.4	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE MATERIALS SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MATERIALS SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	MATERIALS SELECT SECTOR INDEX*
SIX MONTHS	13.38%	13.40%	13.51%	N/A	N/A	N/A
ONE YEAR	(6.28)%	(6.25)%	(6.19)%	(6.28)%	(6.25)%	(6.19)%
THREE YEARS	21.72%	21.77%	22.40%	6.77%	6.79%	6.97%
FIVE YEARS	24.85%	24.88%	25.92%	4.54%	4.54%	4.72%
TEN YEARS	75.41%	75.12%	78.05%	5.78%	5.76%	5.94%

*	The Materials Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in basic industries.

THE MATERIALS SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE MATERIALS SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	DOW CHEMICAL CO.	E.I. DU PONT DE NEMOURS & CO.	MONSANTO CO.	PRAXAIR, INC.	PPG INDUSTRIES, INC.
MARKET VALUE	$267,656,701	260,012,816	182,006,452	153,565,805	140,100,564
% OF NET ASSETS	11.2	10.8	7.6	6.4	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE REAL ESTATE SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION	SIMON PROPERTY GROUP, INC.	AMERICAN TOWER CORP.	PUBLIC STORAGE	CROWN CASTLE INTERNATIONAL CORP.	EQUITY RESIDENTIAL
MARKET VALUE	$1,322,155	892,871	835,765	594,082	563,775
% OF NET ASSETS	11.8	7.9	7.4	5.3	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE TECHNOLOGY SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY SELECT SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY SELECT SECTOR INDEX*
SIX MONTHS	13.27%	13.42%	13.39%	N/A	N/A	N/A
ONE YEAR	9.01%	8.97%	9.17%	9.01%	8.97%	9.17%
THREE YEARS	55.05%	55.12%	55.92%	15.74%	15.76%	15.96%
FIVE YEARS	86.26%	86.09%	88.06%	13.25%	13.23%	13.46%
TEN YEARS	132.91%	132.64%	137.27%	8.82%	8.81%	9.02%

*	The Technology Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of technology products.

THE TECHNOLOGY SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE TECHNOLOGY SELECT
SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION

APPLE, INC.

MICROSOFT CORP.

FACEBOOK, INC. CLASS A

AT&T, INC.

ALPHABET, INC. CLASS A

MARKET VALUE

$1,933,008,384

1,397,310,771

837,594,978

770,711,388

713,988,192

% OF NET ASSETS

14.2

10.3

6.2

5.7

5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*

The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

THE
UTILITIES SELECT SECTOR SPDR FUND —

PERFORMANCE
SUMMARY

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past
performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated
January 31, 2016 is 0.14%. Fund returns at Net Asset Value shown in the table below for the Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2016

CUMULATIVE TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN

  NET ASSET
VALUE

  MARKET
VALUE

UTILITIES SELECT SECTOR INDEX*

  NET ASSET
VALUE

  MARKET
VALUE

UTILITIES SELECT SECTOR INDEX*

SIX MONTHS

16.63%

16.67%

16.82%

N/A

N/A

N/A

ONE YEAR

15.82%

15.91%

16.03%

15.82%

15.91%

16.03%

THREE YEARS

41.40%

41.47%

42.23%

12.24%

12.26%

12.46%

FIVE YEARS

87.84%

87.84%

89.98%

13.44%

13.44%

13.70%

TEN YEARS

133.17%

133.21%

138.18%

8.83%

8.84%

9.07%

*
The Utilities Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in the utilities industry.

THE UTILITIES
SELECT SECTOR SPDR FUND —

PERFORMANCE SUMMARY
(CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000
INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is no guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

THE UTILITIES
SELECT SECTOR SPDR FUND —

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF MARCH 31, 2016

DESCRIPTION

NEXTERA ENERGY, INC.

DUKE ENERGY CORP.

SOUTHERN CO.

DOMINION RESOURCES, INC.

EXELON CORP.

MARKET VALUE

$739,981,795

695,483,384

641,066,146

608,232,743

447,842,666

% OF NET ASSETS

8.8

8.3

7.6

7.2

5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

*

The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.8%

AUTO COMPONENTS — 2.7%

BorgWarner, Inc.

1,033,995

$
39,705,408

Delphi Automotive PLC

1,292,331

96,950,672

Goodyear Tire & Rubber Co.

1,242,378

40,973,626

Johnson Controls, Inc.

3,014,219

117,464,114

295,093,820

AUTOMOBILES — 4.6%

Ford Motor Co.

18,127,990

244,727,865

General Motors Co.

6,542,482

205,630,209

Harley-Davidson, Inc. (a)

855,159

43,895,312

494,253,386

DISTRIBUTORS — 0.6%

Genuine Parts Co.

696,453

69,199,570

DIVERSIFIED CONSUMER SERVICES — 0.3%

H&R Block, Inc. (a)

1,103,423

29,152,436

HOTELS, RESTAURANTS & LEISURE — 14.6%

Carnival Corp.

2,094,762

110,540,591

Chipotle Mexican Grill, Inc. (a) (b)

139,609

65,751,651

Darden Restaurants, Inc.

531,879

35,263,578

Marriott International, Inc. Class A (a)

890,041

63,353,118

McDonald’s Corp.

4,191,312

526,764,092

Royal Caribbean Cruises, Ltd. (a)

791,442

65,016,960

Starbucks Corp.

6,872,453

410,285,444

Starwood Hotels & Resorts Worldwide, Inc.

778,851

64,979,539

Wyndham Worldwide Corp. (a)

522,912

39,966,164

Wynn Resorts, Ltd. (a)

375,486

35,081,657

Yum! Brands, Inc.

1,900,490

155,555,107

1,572,557,901

HOUSEHOLD DURABLES — 3.4%

D.R. Horton, Inc.

1,513,917

45,765,711

Garmin, Ltd.

547,182

21,865,393

Harman International Industries, Inc.

328,445

29,244,743

Leggett & Platt, Inc.

625,091

30,254,404

Lennar Corp. Class A (a)

825,684

39,930,078

Mohawk Industries, Inc. (b)

293,280

55,987,152

Newell Rubbermaid, Inc.

1,246,502

55,207,574

PulteGroup, Inc.

1,489,458

27,867,759

Whirlpool Corp.

359,092

64,758,651

370,881,465

INTERNET & CATALOG RETAIL — 15.4%

Amazon.com, Inc. (b)

1,795,332

1,065,780,888

Expedia, Inc.

550,975

59,406,125

Netflix, Inc. (a) (b)

1,990,569

203,495,869

Priceline Group, Inc. (b)

230,713

297,379,828

TripAdvisor, Inc. (b)

521,402

34,673,233

1,660,735,943

LEISURE EQUIPMENT & PRODUCTS — 0.9%

Hasbro, Inc. (a)

518,263

41,512,866

Mattel, Inc. (a)

1,565,637

52,636,716

94,149,582

MEDIA — 24.1%

Cablevision Systems Corp. Class A

1,043,135

34,423,455

CBS Corp. Class B

1,960,660

108,012,759

Comcast Corp. Class A

11,312,210

690,949,787

Discovery Communications, Inc. Class A (a) (b)

708,330

20,279,488

Discovery Communications, Inc. Class C (a) (b)

1,105,395

29,845,665

Interpublic Group of Cos., Inc.

1,873,669

43,000,704

News Corp. Class A (a)

1,744,377

22,275,694

News Corp. Class B (a)

486,525

6,446,456

Omnicom Group, Inc. (a)

1,117,474

93,007,361

Scripps Networks Interactive, Inc. Class A (a) (b)

444,993

29,147,042

TEGNA, Inc.

1,030,357

24,172,175

Time Warner Cable, Inc.

1,317,147

269,514,619

Time Warner, Inc.

3,673,533

266,514,819

Twenty-First Century Fox, Inc. Class A

5,202,195

145,037,197

Twenty-First Century Fox, Inc. Class B

1,995,267

56,266,529

Viacom, Inc. Class B

1,601,623

66,114,998

Walt Disney Co.

6,978,375

693,022,421

2,598,031,169

MULTILINE RETAIL — 5.3%

Dollar General Corp.

1,348,740

115,452,144

Dollar Tree, Inc. (b)

1,083,234

89,323,476

Kohl’s Corp.

876,363

40,847,279

Macy’s, Inc.

1,449,990

63,930,059

Nordstrom, Inc. (a)

593,572

33,958,254

Target Corp.

2,799,422

230,336,442

573,847,654

SPECIALTY RETAIL — 20.7%

Advance Auto Parts, Inc.

337,952

54,187,224

AutoNation, Inc. (a) (b)

357,573

16,691,508

AutoZone, Inc. (b)

141,016

112,346,037

Bed Bath & Beyond, Inc. (a) (b)

777,722

38,606,120

Best Buy Co., Inc. (a)

1,308,996

42,463,830

CarMax, Inc. (a) (b)

909,728

46,487,101

GameStop Corp. Class A (a)

484,264

15,365,697

Gap, Inc. (a)

1,057,429

31,088,413

Home Depot, Inc.

5,895,413

786,624,957

L Brands, Inc.

1,176,913

103,344,730

Lowe’s Cos., Inc.

4,255,016

322,317,462

O’Reilly Automotive, Inc. (b)

451,791

123,637,125

Ross Stores, Inc.

1,883,196

109,037,048

Signet Jewelers, Ltd.

367,520

45,583,506

Staples, Inc.

2,974,197

32,805,393

Tiffany & Co. (a)

512,656

37,618,697

TJX Cos., Inc.

3,113,121

243,913,030

Tractor Supply Co.

619,061

56,000,258

Urban Outfitters, Inc. (b)

400,899

13,265,748

2,231,383,884

See
accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016
(Unaudited)

Security Description

Shares

Value

TEXTILES, APPAREL & LUXURY GOODS — 7.2%

Coach, Inc.

1,280,261

$

51,325,664

Hanesbrands, Inc.

1,808,710

51,258,841

Michael Kors Holdings, Ltd. (b)

849,511

48,388,147

NIKE, Inc. Class B

6,276,722

385,830,101

PVH Corp.

387,472

38,382,976

Ralph Lauren Corp. (a)

274,100

26,384,866

Under Armour, Inc. Class A (b)

844,708

71,656,580

VF Corp.

1,573,296

101,886,649

775,113,824

TOTAL COMMON STOCKS (Cost $10,997,216,420)

10,764,400,634

SHORT-TERM INVESTMENTS — 3.2%

State Street Navigator Securities Lending Prime Portfolio (c) (d)

326,075,170

326,075,170

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)

15,459,971

15,459,971

TOTAL SHORT-TERM INVESTMENTS (Cost $341,535,141)

341,535,141

TOTAL INVESTMENTS — 103.0%

(Cost $11,338,751,561)

11,105,935,775

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%

(318,616,586
)

NET ASSETS — 100.0%

$
10,787,319,189

(a)
All or a portion of the shares of the security are on loan at March 31, 2016.

(b)
Non-income producing security.

(c)
Investment of cash collateral for securities loaned.

(d)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(e)
The rate shown represents the rate at March 31, 2016.

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Auto Components

$
295,093,820

$
—

$
—

$
295,093,820

Automobiles

494,253,386

—

—

494,253,386

Distributors

69,199,570

—

—

69,199,570

Diversified Consumer Services

29,152,436

—

—

29,152,436

Hotels, Restaurants & Leisure

1,572,557,901

—

—

1,572,557,901

Household Durables

370,881,465

—

—

370,881,465

Internet & Catalog Retail

1,660,735,943

—

—

1,660,735,943

Leisure Equipment & Products

94,149,582

—

—

94,149,582

Media

2,598,031,169

—

—

2,598,031,169

Multiline Retail

573,847,654

—

—

573,847,654

Specialty Retail

2,231,383,884

—

—

2,231,383,884

Textiles, Apparel & Luxury Goods

775,113,824

—

—

775,113,824

Short-Term Investments

341,535,141

—

—

341,535,141

TOTAL INVESTMENTS

$
11,105,935,775

$
—

$
—

$
11,105,935,775

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.6%

BEVERAGES — 20.9%

Brown-Forman Corp. Class B

651,247

$
64,128,292

Coca-Cola Co.

21,280,556

987,204,993

Coca-Cola Enterprises, Inc.

1,381,974

70,121,361

Constellation Brands, Inc. Class A

1,445,898

218,460,729

Dr. Pepper Snapple Group, Inc.

1,212,472

108,419,246

Molson Coors Brewing Co. Class B

1,272,818

122,419,635

Monster Beverage Corp. (a)

943,548

125,850,432

PepsiCo, Inc.

4,526,307

463,855,942

2,160,460,630

FOOD & STAPLES RETAILING — 24.0%

Costco Wholesale Corp.

2,503,146

394,445,747

CVS Health Corp.

6,170,389

640,054,451

Kroger Co.

5,997,152

229,391,064

Sysco Corp.

3,133,333

146,420,651

Wal-Mart Stores, Inc.

8,567,615

586,795,951

Walgreens Boots Alliance, Inc.

5,024,851

423,293,448

Whole Foods Market, Inc. (b)

1,966,519

61,178,406

2,481,579,718

FOOD PRODUCTS — 17.8%

Archer-Daniels-Midland Co.

3,539,523

128,520,080

Campbell Soup Co.

1,268,806

80,937,135

ConAgra Foods, Inc.

2,736,170

122,087,905

General Mills, Inc.

3,466,853

219,625,138

Hershey Co. (b)

908,280

83,643,505

Hormel Foods Corp. (b)

2,069,100

89,467,884

J.M. Smucker Co.

783,604

101,743,143

Kellogg Co.

1,574,128

120,499,498

Kraft Heinz Co.

3,238,755

254,436,593

McCormick & Co., Inc. (b)

766,278

76,229,336

Mead Johnson Nutrition Co.

1,104,300

93,832,371

Mondelez International, Inc. Class A

8,081,042

324,211,405

Tyson Foods, Inc. Class A

2,103,227

140,201,112

1,835,435,105

HOUSEHOLD PRODUCTS — 19.3%

Church & Dwight Co., Inc. (b)

710,934

65,533,896

Clorox Co.

830,748

104,724,093

Colgate-Palmolive Co.

5,044,206

356,373,154

Kimberly-Clark Corp.

2,074,018

278,976,161

Procter & Gamble Co.

14,494,158

1,193,014,145

1,998,621,449

PERSONAL PRODUCTS — 1.3%

Estee Lauder Cos., Inc. Class A (b)

1,380,613

130,205,612

TOBACCO — 16.3%

Altria Group, Inc.

9,665,897

605,665,106

Philip Morris International, Inc.

8,460,564

830,065,934

Reynolds American, Inc.

5,033,013

253,210,884

1,688,941,924

TOTAL COMMON STOCKS (Cost $9,999,373,896)

10,295,244,438

SHORT-TERM INVESTMENTS — 0.7%

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)

3,494,214

3,494,214

State Street Navigator Securities Lending Prime Portfolio (c) (e)

62,861,520

62,861,520

TOTAL SHORT-TERM INVESTMENTS (Cost $66,355,734)

66,355,734

TOTAL INVESTMENTS — 100.3%

(Cost $10,065,729,630)

10,361,600,172

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%

(26,976,832
)

NET ASSETS — 100.0%

$
10,334,623,340

(a)
Non-income producing security.

(b)
All or a portion of the shares of the security are on loan at March 31, 2016.

(c)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(d)
The rate shown is the annualized seven-day yield at March 31, 2016.

(e)
Investment of cash collateral for securities loaned.

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Beverages

$
2,160,460,630

$
—

$
—

$
2,160,460,630

Food & Staples Retailing

2,481,579,718

—

—

2,481,579,718

Food Products

1,835,435,105

—

—

1,835,435,105

Household Products

1,998,621,449

—

—

1,998,621,449

Personal Products

130,205,612

—

—

130,205,612

Tobacco

1,688,941,924

—

—

1,688,941,924

Short-Term Investments

66,355,734

—

—

66,355,734

TOTAL INVESTMENTS

$
10,361,600,172

$
—

$
—

$
10,361,600,172

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.8%

ENERGY EQUIPMENT & SERVICES — 17.5%

Baker Hughes, Inc.

6,006,812

$
263,278,570

Cameron International Corp. (a)

3,175,666

212,928,405

Diamond Offshore Drilling, Inc. (b)

1,110,525

24,131,708

FMC Technologies, Inc. (a)

4,206,013

115,076,516

Halliburton Co.

10,620,578

379,367,046

Helmerich & Payne, Inc. (b)

1,116,010

65,532,107

National Oilwell Varco, Inc. (b)

4,919,086

152,983,575

Schlumberger, Ltd. (b)

13,528,689

997,740,814

Transocean, Ltd. (b)

3,540,156

32,357,026

2,243,395,767

OIL, GAS & CONSUMABLE FUELS — 82.3%

Anadarko Petroleum Corp.

6,127,942

285,378,259

Apache Corp. (b)

4,515,909

220,421,518

Cabot Oil & Gas Corp. (b)

10,284,440

233,559,632

California Resources Corp.

127,001

130,811

Chesapeake Energy Corp. (b)

7,200,261

29,665,075

Chevron Corp.

19,892,753

1,897,768,636

Cimarex Energy Co. (b)

979,012

95,228,497

Columbia Pipeline Group, Inc.

4,118,892

103,384,189

Concho Resources, Inc. (a) (b)

1,331,758

134,560,828

ConocoPhillips

9,454,737

380,742,259

Devon Energy Corp.

6,082,026

166,890,793

EOG Resources, Inc.

6,938,066

503,564,830

EQT Corp.

1,646,304

110,730,407

Exxon Mobil Corp.

28,985,094

2,422,864,007

Hess Corp.

3,394,447

178,717,635

Kinder Morgan, Inc.

18,935,974

338,196,496

Marathon Oil Corp.

10,207,736

113,714,179

Marathon Petroleum Corp

5,460,070

203,005,403

Murphy Oil Corp. (b)

2,272,761

57,250,850

Newfield Exploration Co. (a)

2,039,561

67,815,403

Noble Energy, Inc.

6,051,631

190,081,730

Occidental Petroleum Corp.

6,899,100

472,105,413

ONEOK, Inc. (b)

2,166,784

64,700,170

Phillips 66

4,857,144

420,580,099

Pioneer Natural Resources Co.

3,828,108

538,767,920

Range Resources Corp. (b)

2,753,275

89,151,045

Southwestern Energy Co. (a) (b)

5,186,130

41,852,069

Spectra Energy Corp. (b)

9,329,548

285,484,169

Tesoro Corp.

3,883,095

333,985,001

Valero Energy Corp.

6,796,664

435,938,029

Williams Cos., Inc.

9,935,412

159,662,071

10,575,897,423

TOTAL COMMON STOCKS (Cost $17,693,338,772)

12,819,293,190

SHORT-TERM INVESTMENTS — 4.2%

State Street Navigator Securities Lending Prime Portfolio (c) (d)

526,159,513

526,159,513

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)

16,164,553

16,164,553

TOTAL SHORT-TERM INVESTMENTS (Cost $542,324,066)

542,324,066

TOTAL INVESTMENTS — 104.0%

(Cost $18,235,662,838)

13,361,617,256

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%

(514,690,342
)

NET ASSETS — 100.0%

$
12,846,926,914

(a)
Non-income producing security.

(b)
All or a portion of the shares of the security are on loan at March 31, 2016.

(c)
Investment of cash collateral for securities loaned.

(d)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(e)
The rate shown is the annualized seven-day yield at March 31, 2016.

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Energy Equipment & Services

$
2,243,395,767

$
—

$
—

$
2,243,395,767

Oil, Gas & Consumable Fuels

10,575,897,423

—

—

10,575,897,423

Short-Term Investments

542,324,066

—

—

542,324,066

TOTAL INVESTMENTS

$
13,361,617,256

$
—

$
—

$
13,361,617,256

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.7%

BANKS — 33.4%

Bank of America Corp.

58,733,285

$
794,074,013

BB&T Corp.

4,438,973

147,684,632

Citigroup, Inc.

16,769,450

700,124,537

Citizens Financial Group, Inc.

3,002,136

62,894,749

Comerica, Inc. (a)

994,734

37,670,577

Fifth Third Bancorp (a)

4,455,148

74,356,420

Huntington Bancshares, Inc. (a)

4,521,933

43,139,241

JPMorgan Chase & Co.

20,876,070

1,236,280,865

KeyCorp

4,752,691

52,469,709

M&T Bank Corp.

904,934

100,447,674

People’s United Financial, Inc. (a)

1,765,809

28,129,337

PNC Financial Services Group, Inc.

2,850,382

241,056,806

Regions Financial Corp.

7,325,510

57,505,254

SunTrust Banks, Inc.

2,872,583

103,642,795

US Bancorp

9,289,021

377,041,362

Wells Fargo & Co.

26,277,519

1,270,780,819

Zions Bancorp (a)

1,163,119

28,159,111

5,355,457,901

CAPITAL MARKETS — 11.9%

Affiliated Managers Group, Inc. (b)

307,055

49,865,732

Ameriprise Financial, Inc.

961,204

90,362,788

Bank of New York Mellon Corp.

6,119,515

225,381,737

BlackRock, Inc.

717,929

244,505,080

Charles Schwab Corp.

6,834,808

191,511,320

E*TRADE Financial Corp. (b)

1,608,432

39,390,500

Franklin Resources, Inc.

2,123,725

82,931,461

Goldman Sachs Group, Inc.

2,234,264

350,734,763

Invesco, Ltd.

2,368,712

72,885,268

Legg Mason, Inc.

612,700

21,248,436

Morgan Stanley

8,688,494

217,299,235

Northern Trust Corp.

1,224,428

79,795,973

State Street Corp. (a) (c)

2,275,397

133,156,232

T Rowe Price Group, Inc.

1,411,817

103,712,077

1,902,780,602

CONSUMER FINANCE — 4.8%

American Express Co.

4,661,471

286,214,319

Capital One Financial Corp.

2,999,897

207,922,861

Discover Financial Services

2,356,349

119,985,291

Navient Corp.

1,950,636

23,349,113

Synchrony Financial (b)

4,742,624

135,923,604

773,395,188

DIVERSIFIED FINANCIAL SERVICES — 13.6%

Berkshire Hathaway, Inc. Class B (b)

10,656,185

1,511,899,528

CME Group, Inc.

1,924,774

184,874,543

Intercontinental Exchange, Inc.

676,104

158,979,094

Leucadia National Corp. (a)

1,895,494

30,650,138

McGraw Hill Financial, Inc.

1,509,245

149,385,070

Moody’s Corp. (a)

964,535

93,135,500

Nasdaq, Inc.

652,488

43,312,153

2,172,236,026

INSURANCE — 16.6%

Aflac, Inc.

2,389,219

150,855,288

Allstate Corp.

2,151,945

144,976,535

American International Group, Inc.

6,537,909

353,373,981

Aon PLC.

1,536,337

160,470,400

Assurant, Inc.

368,493

28,429,235

Chubb, Ltd.

2,621,157

312,310,856

Cincinnati Financial Corp.

841,294

54,986,976

Hartford Financial Services Group, Inc.

2,256,620

103,985,050

Lincoln National Corp.

1,370,731

53,732,655

Loews Corp.

1,523,748

58,298,598

Marsh & McLennan Cos., Inc.

2,964,645

180,220,770

MetLife, Inc.

6,238,231

274,107,870

Principal Financial Group, Inc.

1,542,544

60,853,361

Progressive Corp.

3,323,566

116,790,109

Prudential Financial, Inc.

2,536,764

183,205,096

Torchmark Corp.

641,599

34,749,002

Travelers Cos., Inc.

1,678,095

195,850,467

Unum Group

1,358,721

42,011,653

Willis Towers Watson PLC

785,954

93,261,302

XL Group PLC Class A

1,659,889

61,083,915

2,663,553,119

REAL ESTATE INVESTMENT TRUSTS (REITS) — 19.1%

American Tower Corp.

2,411,015

246,815,605

Apartment Investment & Management Co. Class A

890,594

37,244,641

AvalonBay Communities, Inc.

779,261

148,215,442

Boston Properties, Inc.

873,445

110,997,391

Crown Castle International Corp.

1,898,364

164,208,486

Equinix, Inc. (a)

391,770

129,562,257

Equity Residential

2,076,822

155,823,955

Essex Property Trust, Inc. (a)

372,047

87,006,911

Extra Space Storage, Inc.

711,215

66,470,154

Federal Realty Investment Trust

396,316

61,845,112

General Growth Properties, Inc.

3,312,541

98,481,844

HCP, Inc.

2,647,782

86,264,738

Host Hotels & Resorts, Inc.

4,278,811

71,456,144

Iron Mountain, Inc. (a)

1,094,790

37,124,329

Kimco Realty Corp.

2,353,028

67,720,146

Macerich Co.

721,122

57,141,707

Prologis, Inc.

2,984,835

131,870,010

Public Storage

837,709

231,065,273

Realty Income Corp.

1,424,327

89,034,681

Simon Property Group, Inc.

1,759,791

365,490,993

SL Green Realty Corp. (a)

569,100

55,134,408

UDR, Inc. (a)

1,519,124

58,531,848

Ventas, Inc. (a)

1,911,325

120,337,022

Vornado Realty Trust

1,008,224

95,206,592

Welltower, Inc.

2,019,969

140,064,650

Weyerhaeuser Co.

4,489,853

139,095,646

3,052,209,985

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%

CBRE Group, Inc. Class A (b)

1,654,055

47,669,865

TOTAL COMMON STOCKS (Cost $17,629,783,776)

15,967,302,686

See
accompanying notes to financial statements.

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016
(Unaudited)

Security Description

Shares

Value

SHORT-TERM INVESTMENTS — 1.1%

State Street Navigator Securities Lending Prime Portfolio (d) (e)

138,399,521

$

138,399,521

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)

35,388,893

35,388,893

TOTAL SHORT-TERM INVESTMENTS (Cost $173,788,414)

173,788,414

TOTAL INVESTMENTS — 100.8%

(Cost $17,803,572,190)

16,141,091,100

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%

(126,755,478
)

NET ASSETS — 100.0%

$
16,014,335,622

(a)
All or a portion of the shares of the security are on loan at March 31, 2016.

(b)
Non-income producing security.

(c)
Affiliated issuer (Note 3).

(d)
Investment of cash collateral for securities loaned.

(e)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(f)
The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Banks

$
5,355,457,901

$
—

$
—

$
5,355,457,901

Capital Markets

1,902,780,602

—

—

1,902,780,602

Consumer Finance

773,395,188

—

—

773,395,188

Diversified Financial Services

2,172,236,026

—

—

2,172,236,026

Insurance

2,663,553,119

—

—

2,663,553,119

Real Estate Investment Trusts (REITs)

3,052,209,985

—

—

3,052,209,985

Real Estate Management & Development

47,669,865

—

—

47,669,865

Short-Term Investments

173,788,414

—

—

173,788,414

TOTAL INVESTMENTS

$
16,141,091,100

$
—

$
—

$
16,141,091,100

See accompanying notes to financial statements.

The Financial Services Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.5%

BANKS — 41.4%

Bank of America Corp.

58,174

$
786,512

BB&T Corp.

4,409

146,687

Citigroup, Inc.

16,610

693,468

Citizens Financial Group, Inc.

2,967

62,159

Comerica, Inc.

993

37,605

Fifth Third Bancorp

4,435

74,020

Huntington Bancshares, Inc.

4,535

43,264

JPMorgan Chase & Co.

20,677

1,224,492

KeyCorp

4,733

52,252

M&T Bank Corp.

905

100,455

People’s United Financial, Inc. (a)

1,762

28,069

PNC Financial Services Group, Inc.

2,827

239,079

Regions Financial Corp.

7,300

57,305

SunTrust Banks, Inc.

2,858

103,117

US Bancorp (a)

9,211

373,874

Wells Fargo & Co.

26,027

1,258,666

Zions Bancorp

1,165

28,205

5,309,229

CAPITAL MARKETS — 14.6%

Affiliated Managers Group, Inc. (b)

304

49,370

Ameriprise Financial, Inc.

958

90,062

Bank of New York Mellon Corp.

6,071

223,595

BlackRock, Inc. (a)

711

242,145

Charles Schwab Corp.

6,794

190,368

E*TRADE Financial Corp. (b)

1,624

39,772

Franklin Resources, Inc.

2,113

82,513

Goldman Sachs Group, Inc. (a)

2,118

332,484

Invesco, Ltd.

2,360

72,617

Legg Mason, Inc.

611

21,189

Morgan Stanley

8,619

215,561

Northern Trust Corp.

1,218

79,377

State Street Corp. (a) (c)

2,260

132,255

T Rowe Price Group, Inc.

1,405

103,211

1,874,519

CONSUMER FINANCE — 6.0%

American Express Co.

4,620

283,668

Capital One Financial Corp.

2,979

206,474

Discover Financial Services (a)

2,349

119,611

Navient Corp. (a)

1,931

23,114

Synchrony Financial (a) (b)

4,698

134,645

767,512

DIVERSIFIED FINANCIAL SERVICES — 16.8%

Berkshire Hathaway, Inc. Class B (b)

10,555

1,497,543

CME Group, Inc.

1,911

183,552

Intercontinental Exchange, Inc.

673

158,249

Leucadia National Corp.

1,899

30,707

McGraw Hill Financial, Inc.

1,495

147,975

Moody’s Corp. (a)

967

93,374

Nasdaq, Inc. (a)

658

43,678

2,155,078

INSURANCE — 20.7%

Aflac, Inc.

2,373

149,831

Allstate Corp.

2,137

143,970

American International Group, Inc.

6,544

353,703

Aon PLC

1,530

159,808

Assurant, Inc.

369

28,468

Chubb, Ltd. (a)

2,597

309,433

Cincinnati Financial Corp.

840

54,902

Hartford Financial Services Group, Inc. (a)

2,247

103,542

Lincoln National Corp.

1,366

53,547

Loews Corp.

1,515

57,964

Marsh & McLennan Cos., Inc.

2,949

179,270

MetLife, Inc. (a)

6,188

271,901

Principal Financial Group, Inc.

1,541

60,792

Progressive Corp.

3,300

115,962

Prudential Financial, Inc.

2,518

181,850

Torchmark Corp. (a)

644

34,879

Travelers Cos., Inc.

1,666

194,439

Unum Group.

1,355

41,897

Willis Towers Watson PLC

779

92,436

XL Group PLC Class A (a)

1,659

61,051

2,649,645

TOTAL COMMON STOCKS (Cost $13,687,296)

12,755,983

SHORT-TERM INVESTMENTS — 8.2%

State Street Navigator Securities Lending Prime Portfolio (d) (e)

1,006,840

1,006,840

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (e) (f)

38,354

38,354

TOTAL SHORT-TERM INVESTMENTS (Cost $1,045,194)

1,045,194

TOTAL INVESTMENTS — 107.7%

(Cost $14,732,490)

13,801,177

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%

(988,002
)

NET ASSETS — 100.0%

$
12,813,175

(a)
All or a portion of the shares of the security are on loan at March 31, 2016.

(b)
Non-income producing security.

(c)
Affiliated issuer (Note 3).

(d)
Investment of cash collateral for securities loaned.

(e)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(f)
The rate shown is the annualized seven-day yield at March 31, 2016.

See accompanying notes to financial statements.

The Financial Services Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016
(Unaudited)

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Banks

$
5,309,229

$
—

$
—

$
5,309,229

Capital Markets

1,874,519

—

—

1,874,519

Consumer Finance

767,512

—

—

767,512

Diversified Financial Services

2,155,078

—

—

2,155,078

Insurance

2,649,645

—

—

2,649,645

Short-Term Investments

1,045,194

—

—

1,045,194

TOTAL INVESTMENTS

$
13,801,177

$
—

$
—

$
13,801,177

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.8%

BIOTECHNOLOGY — 22.2%

AbbVie, Inc.

7,279,196

$
415,787,675

Alexion Pharmaceuticals, Inc. (a)

1,017,838

141,703,406

Amgen, Inc.

3,397,748

509,424,358

Baxalta, Inc.

3,077,662

124,337,545

Biogen, Inc. (a)

1,010,041

262,933,873

Celgene Corp. (a)

3,531,408

353,458,627

Gilead Sciences, Inc.

6,175,092

567,243,951

Regeneron Pharmaceuticals, Inc. (a)

352,746

127,143,768

Vertex Pharmaceuticals, Inc. (a)

1,113,189

88,487,394

2,590,520,597

HEALTH CARE EQUIPMENT & SUPPLIES — 15.4%

Abbott Laboratories

5,641,787

235,995,950

Baxter International, Inc.

2,511,987

103,192,426

Becton Dickinson and Co.

982,420

149,151,004

Boston Scientific Corp. (a)

6,149,107

115,664,703

C.R. Bard, Inc.

354,837

71,914,815

DENTSPLY SIRONA, Inc.

1,092,898

67,355,304

Edwards Lifesciences Corp. (a)

969,482

85,518,007

Hologic, Inc. (a)

1,124,724

38,802,978

Intuitive Surgical, Inc. (a)

168,890

101,511,335

Medtronic PLC

6,382,427

478,682,025

St. Jude Medical, Inc.

1,318,212

72,501,660

Stryker Corp. (b)

1,438,862

154,375,504

Varian Medical Systems, Inc. (a)

431,473

34,526,469

Zimmer Biomet Holdings, Inc.

821,620

87,609,341

1,796,801,521

HEALTH CARE PROVIDERS & SERVICES — 19.3%

Aetna, Inc.

1,622,269

182,261,922

AmerisourceBergen Corp. Class A

915,459

79,232,976

Anthem, Inc.

1,212,122

168,472,837

Cardinal Health, Inc.

1,502,750

123,150,363

Centene Corp. (a)

773,398

47,618,115

Cigna Corp.

1,195,520

164,073,165

DaVita HealthCare Partners, Inc. (a)

748,575

54,930,434

Express Scripts Holding Co. (a)

3,177,390

218,254,919

HCA Holdings, Inc. (a)

1,380,918

107,780,650

Henry Schein, Inc. (a)

370,246

63,915,567

Humana, Inc.

719,821

131,691,252

Laboratory Corp. of America Holdings (a)

459,484

53,819,361

McKesson Corp.

1,063,824

167,286,324

Patterson Cos., Inc. (b)

378,672

17,619,608

Quest Diagnostics, Inc.

668,963

47,797,406

Tenet Healthcare Corp. (a)

468,767

13,561,429

UnitedHealth Group, Inc.

4,330,186

558,160,975

Universal Health Services, Inc. Class B

408,318

50,925,421

2,250,552,724

HEALTH CARE TECHNOLOGY — 0.6%

Cerner Corp. (a)

1,367,194

72,406,594

LIFE SCIENCES TOOLS & SERVICES — 4.2%

Agilent Technologies, Inc.

1,480,785

59,009,282

Illumina, Inc. (a)

664,085

107,654,819

PerkinElmer, Inc.

499,939

24,726,983

Thermo Fisher Scientific, Inc.

1,790,219

253,477,108

Waters Corp. (a)

367,092

48,426,777

493,294,969

PHARMACEUTICALS — 38.1%

Allergan PLC (a)

1,881,735

504,361,432

Bristol-Myers Squibb Co.

7,580,629

484,250,580

Eli Lilly & Co.

4,397,399

316,656,702

Endo International PLC (a)

930,838

26,203,090

Johnson & Johnson

12,466,123

1,348,834,509

Mallinckrodt PLC (a)

505,607

30,983,597

Merck & Co., Inc.

12,537,905

663,380,553

Mylan NV (a)

1,862,154

86,310,838

Perrigo Co. PLC (b)

661,386

84,611,111

Pfizer, Inc.

27,324,050

809,884,842

Zoetis, Inc.

2,066,328

91,600,320

4,447,077,574

TOTAL COMMON STOCKS (Cost $12,714,743,796)

11,650,653,979

SHORT-TERM INVESTMENTS — 1.4%

State Street Navigator Securities Lending Prime Portfolio

155,799,536

155,799,536

State Street Institutional Liquid Reserves Fund, Premier Class 0.44%

6,164,527

6,164,527

TOTAL SHORT-TERM INVESTMENTS (Cost $161,964,063)

161,964,063

TOTAL INVESTMENTS — 101.2%

(Cost $12,876,707,859)

11,812,618,042

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%

(141,520,809
)

NET ASSETS — 100.0%

$
11,671,097,233

(a)
Non-income producing security.

(b)
All or a portion of the shares of the security are on loan at March 31, 2016.

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016
(Unaudited)

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Biotechnology

$
2,590,520,597

$
—

$
—

$
2,590,520,597

Health Care Equipment & Supplies

1,796,801,521

—

—

1,796,801,521

Health Care Providers & Services

2,250,552,724

—

—

2,250,552,724

Health Care Technology

72,406,594

—

—

72,406,594

Life Sciences Tools & Services

493,294,969

—

—

493,294,969

Pharmaceuticals

4,447,077,574

—

—

4,447,077,574

Short-Term Investments

161,964,063

—

—

161,964,063

TOTAL INVESTMENTS

$
11,812,618,042

$
—

$
—

$
11,812,618,042

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.8%

AEROSPACE & DEFENSE — 25.2%

Boeing Co. (a)

2,300,281

$
291,997,670

General Dynamics Corp.

1,125,818

147,898,711

Honeywell International, Inc.

2,870,165

321,601,988

L-3 Communications Holdings, Inc.

275,092

32,598,402

Lockheed Martin Corp.

984,225

218,005,837

Northrop Grumman Corp.

691,399

136,827,862

Raytheon Co.

1,156,286

141,795,352

Rockwell Collins, Inc. (a)

599,184

55,250,757

Textron, Inc.

1,199,092

43,718,894

United Technologies Corp.

2,857,596

286,045,360

1,675,740,833

AIR FREIGHT & LOGISTICS — 7.4%

C.H. Robinson Worldwide, Inc.

503,960

37,408,951

Expeditors International of Washington, Inc.

644,127

31,439,839

FedEx Corp.

972,180

158,193,129

United Parcel Service, Inc. Class B

2,487,119

262,316,441

489,358,360

AIRLINES — 6.2%

American Airlines Group, Inc.

2,133,745

87,504,882

Delta Air Lines, Inc.

2,759,769

134,345,555

Southwest Airlines Co.

2,474,540

110,859,392

United Continental Holdings, Inc. (b)

1,271,839

76,132,283

408,842,112

BUILDING PRODUCTS — 0.9%

Allegion PLC

336,568

21,442,747

Masco Corp.

1,314,135

41,329,546

62,772,293

COMMERCIAL SERVICES & SUPPLIES — 4.5%

ADT Corp.

578,780

23,880,463

Cintas Corp. (a)

373,702

33,562,176

Pitney Bowes, Inc. (a)

790,094

17,018,625

Republic Services, Inc.

840,738

40,061,166

Stericycle, Inc. (a) (b)

300,488

37,918,581

Tyco International PLC

1,501,298

55,112,649

Waste Management, Inc.

1,599,304

94,358,936

301,912,596

CONSTRUCTION & ENGINEERING — 1.1%

Fluor Corp.

714,575

38,372,678

Jacobs Engineering Group, Inc. (b)

430,025

18,727,589

Quanta Services, Inc. (b)

558,522

12,600,256

69,700,523

ELECTRICAL EQUIPMENT — 5.5%

AMETEK, Inc.

834,769

41,721,755

Eaton Corp. PLC

1,985,539

124,215,320

Emerson Electric Co.

2,408,586

130,978,907

Rockwell Automation, Inc. (a)

599,362

68,177,427

365,093,409

INDUSTRIAL CONGLOMERATES — 21.6%

3M Co.

2,194,508

365,670,868

Danaher Corp.

2,373,988

225,196,502

General Electric Co.

24,433,495

776,740,806

Roper Technologies, Inc. (a)

357,309

65,305,366

1,432,913,542

MACHINERY — 13.8%

Caterpillar, Inc. (a)

2,195,948

168,077,860

Cummins, Inc. (a)

1,056,070

116,104,336

Deere & Co. (a)

1,183,483

91,116,356

Dover Corp.

663,235

42,665,907

Flowserve Corp. (a)

459,182

20,392,273

Illinois Tool Works, Inc.

1,230,490

126,051,396

Ingersoll-Rand PLC

908,381

56,328,706

PACCAR, Inc. (a)

1,442,757

78,904,380

Parker-Hannifin Corp.

601,892

66,858,163

Pentair PLC (a)

644,996

34,997,483

Snap-on, Inc.

203,773

31,990,323

Stanley Black & Decker, Inc. (a)

538,482

56,653,691

Xylem, Inc.

629,342

25,740,088

915,880,962

PROFESSIONAL SERVICES — 3.3%

Dun & Bradstreet Corp.

126,322

13,021,272

Equifax, Inc.

571,135

65,275,019

Nielsen Holdings PLC

1,277,477

67,271,939

Robert Half International, Inc.

658,476

30,671,812

Verisk Analytics, Inc. (a) (b)

547,035

43,719,037

219,959,079

ROAD & RAIL — 8.3%

CSX Corp.

4,106,277

105,736,633

JB Hunt Transport Services, Inc.

317,703

26,763,301

Kansas City Southern

382,919

32,720,428

Norfolk Southern Corp.

1,237,907

103,055,758

Ryder System, Inc. (a)

340,459

22,054,934

Union Pacific Corp.

3,262,153

259,504,271

549,835,325

TRADING COMPANIES & DISTRIBUTORS — 2.0%

Fastenal Co. (a)

1,016,556

49,811,244

United Rentals, Inc. (a) (b)

325,681

20,254,102

W.W. Grainger, Inc. (a)

263,321

61,467,021

131,532,367

TOTAL COMMON STOCKS (Cost $7,142,942,855)

6,623,541,401

SHORT-TERM INVESTMENTS — 4.3%

State Street Navigator Securities Lending Prime Portfolio (c) (d)

278,727,159

278,727,159

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)

4,257,537

4,257,537

TOTAL SHORT-TERM INVESTMENTS (Cost $282,984,696)

282,984,696

TOTAL INVESTMENTS — 104.1%

(Cost $7,425,927,551)

6,906,526,097

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%

(269,880,310
)

NET ASSETS — 100.0%

$
6,636,645,787

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016
(Unaudited)

(a)
All or a portion of the shares of the security are on loan at March 31, 2016.

(b)
Non-income producing security.

(c)
Investment of cash collateral for securities loaned.

(d)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(e)
The rate shown represents the rate at March 31, 2016.

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Aerospace & Defense

$
1,675,740,833

$
—

$
—

$
1,675,740,833

Air Freight & Logistics

489,358,360

—

—

489,358,360

Airlines

408,842,112

—

—

408,842,112

Building Products

62,772,293

—

—

62,772,293

Commercial Services & Supplies

301,912,596

—

—

301,912,596

Construction & Engineering

69,700,523

—

—

69,700,523

Electrical Equipment

365,093,409

—

—

365,093,409

Industrial Conglomerates

1,432,913,542

—

—

1,432,913,542

Machinery

915,880,962

—

—

915,880,962

Professional Services

219,959,079

—

—

219,959,079

Road & Rail

549,835,325

—

—

549,835,325

Trading Companies & Distributors

131,532,367

—

—

131,532,367

Short-Term Investments

282,984,696

—

—

282,984,696

TOTAL INVESTMENTS

$
6,906,526,097

$
—

$
—

$
6,906,526,097

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.8%

CHEMICALS — 72.1%

Air Products & Chemicals, Inc.

761,915

$
109,753,856

Airgas, Inc.

325,846

46,152,827

CF Industries Holdings, Inc.

1,181,346

37,023,384

Dow Chemical Co.

5,262,617

267,656,701

E.I. du Pont de Nemours & Co.

4,106,330

260,012,816

Eastman Chemical Co.

732,676

52,921,187

Ecolab, Inc.

1,254,909

139,947,452

FMC Corp. (a)

694,333

28,030,223

International Flavors & Fragrances, Inc. (a)

399,426

45,442,696

LyondellBasell Industries NV Class A

1,297,116

111,007,187

Monsanto Co.

2,074,384

182,006,452

Mosaic Co. (a)

1,755,815

47,407,005

PPG Industries, Inc.

1,256,620

140,100,564

Praxair, Inc.

1,341,772

153,565,805

Sherwin-Williams Co.

378,745

107,817,339

1,728,845,494

CONSTRUCTION MATERIALS — 5.0%

Martin Marietta Materials, Inc. (a)

320,312

51,092,967

Vulcan Materials Co.

652,577

68,892,554

119,985,521

CONTAINERS & PACKAGING — 11.5%

Avery Dennison Corp.

457,990

33,025,659

Ball Corp. (a)

705,080

50,265,153

International Paper Co.

2,001,507

82,141,847

Owens-Illinois, Inc. (b)

925,526

14,771,395

Sealed Air Corp.

978,312

46,968,759

WestRock Co.

1,264,168

49,340,477

276,513,290

METALS & MINING — 11.2%

Alcoa, Inc. (a)

6,468,258

61,965,912

Freeport-McMoRan, Inc. (a)

6,160,132

63,695,765

Newmont Mining Corp.

2,591,771

68,889,273

Nucor Corp.

1,554,254

73,516,214

268,067,164

TOTAL COMMON STOCKS (Cost $2,860,791,177)

2,393,411,469

SHORT-TERM INVESTMENTS — 5.3%

State Street Navigator Securities Lending Prime Portfolio (c) (d)

127,473,410

127,473,410

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)

385,766

385,766

TOTAL SHORT-TERM INVESTMENTS (Cost $127,859,176)

127,859,176

TOTAL INVESTMENTS — 105.1%

(Cost $2,988,650,353)

2,521,270,645

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%

(123,319,712
)

NET ASSETS — 100.0%

$
2,397,950,933

(a)
All or a portion of the shares of the security are on loan at March 31, 2016.

(b)
Non-income producing security.

(c)
Investment of cash collateral for securities loaned.

(d)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(e)
The rate shown is the annualized seven-day yield at March 31, 2016.

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Chemicals

$
1,728,845,494

$
—

$
—

$
1,728,845,494

Construction Materials

119,985,521

—

—

119,985,521

Containers & Packaging

276,513,290

—

—

276,513,290

Metals & Mining

268,067,164

—

—

268,067,164

Short-Term Investments

127,859,176

—

—

127,859,176

TOTAL INVESTMENTS

$
2,521,270,645

$
—

$
—

$
2,521,270,645

See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.7%

REAL ESTATE INVESTMENT TRUSTS (REITS) — 98.1%

American Tower Corp.

8,722

$
892,871

Apartment Investment & Management Co. Class A (a)

3,488

145,868

AvalonBay Communities, Inc.

2,720

517,344

Boston Properties, Inc. (a)

3,198

406,402

Crown Castle International Corp. (a)

6,868

594,082

Equinix, Inc.

1,416

468,285

Equity Residential (a)

7,514

563,775

Essex Property Trust, Inc. (a)

1,392

325,533

Extra Space Storage, Inc.

2,573

240,473

Federal Realty Investment Trust (a)

1,430

223,152

General Growth Properties, Inc.

12,299

365,649

HCP, Inc.

9,322

303,711

Host Hotels & Resorts, Inc.

15,864

264,929

Iron Mountain, Inc. (a)

3,943

133,707

Kimco Realty Corp.

8,894

255,969

Macerich Co. (a)

2,727

216,087

Prologis, Inc.

10,787

476,570

Public Storage (a)

3,030

835,765

Realty Income Corp.

5,148

321,802

Simon Property Group, Inc.

6,366

1,322,155

SL Green Realty Corp.

2,053

198,895

UDR, Inc. (a)

5,502

211,992

Ventas, Inc. (a)

6,739

424,287

Vornado Realty Trust

3,703

349,674

Welltower, Inc.

6,380

442,389

Weyerhaeuser Co.

16,611

514,609

11,015,975

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%

CBRE Group, Inc. Class A (b)

6,247

180,038

TOTAL COMMON STOCKS (Cost $10,813,320)

11,196,013

SHORT-TERM INVESTMENTS — 13.5%

State Street Navigator Securities Lending Prime Portfolio (c) (d)

1,474,520

1,474,520

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (d) (e)

41,281

41,281

TOTAL SHORT-TERM INVESTMENTS (Cost $1,515,801)

1,515,801

TOTAL INVESTMENTS — 113.2%

(Cost $12,329,121)

12,711,814

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.2)%

(1,482,996
)

NET ASSETS — 100.0%

$
11,228,818

(a)
All or a portion of the shares of the security are on loan at March 31, 2016.

(b)
Non-income producing security.

(c)
Investment of cash collateral for securities loaned.

(d)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(e)
The rate shown is the annualized seven-day yield at March 31, 2016.

REIT = Real Estate Investment Trust

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Real Estate Investment Trusts (REITs)

$
11,015,975

$
—

$
—

$
11,015,975

Real Estate Management & Development

180,038

—

—

180,038

Short-Term Investments

1,515,801

—

—

1,515,801

TOTAL INVESTMENTS

$
12,711,814

$
—

$
—

$
12,711,814

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.9%

COMMUNICATIONS EQUIPMENT — 4.3%

Cisco Systems, Inc.

16,140,997

$
459,534,185

F5 Networks, Inc. (a)

231,899

24,546,509

Harris Corp.

414,870

32,301,778

Juniper Networks, Inc.

1,166,973

29,769,481

Motorola Solutions, Inc.

524,445

39,700,487

585,852,440

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.2%

AT&T, Inc.

19,676,063

770,711,388

CenturyLink, Inc.

1,779,565

56,874,897

Frontier Communications Corp.

3,968,080

22,181,567

Level 3 Communications, Inc. (a)

948,482

50,127,274

Verizon Communications, Inc.

11,501,200

621,984,896

1,521,880,022

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%

Amphenol Corp. Class A (b)

1,007,307

58,242,491

Corning, Inc.

3,617,013

75,559,402

FLIR Systems, Inc.

477,972

15,749,177

TE Connectivity, Ltd.

1,203,097

74,495,766

224,046,836

INTERNET SOFTWARE & SERVICES — 18.5%

Akamai Technologies, Inc. (a)

588,284

32,690,942

Alphabet, Inc. Class A (a)

935,887

713,988,192

Alphabet, Inc. Class C (a)

950,526

708,094,344

eBay, Inc. (a) (b)

3,515,065

83,869,451

Facebook, Inc. Class A (a)

7,340,885

837,594,978

VeriSign, Inc. (a) (b)

322,293

28,535,822

Yahoo!, Inc. (a)

2,828,400

104,113,404

2,508,887,133

IT SERVICES — 16.0%

Accenture PLC Class A

2,019,368

233,035,067

Alliance Data Systems Corp. (a)

195,481

43,005,820

Automatic Data Processing, Inc.

1,477,381

132,535,850

Cognizant Technology Solutions Corp. Class A (a)

1,969,042

123,458,933

CSRA, Inc.

483,184

12,997,650

Fidelity National Information Services, Inc.

903,323

57,189,379

Fiserv, Inc. (a)

725,583

74,430,304

International Business Machines Corp.

2,836,206

429,543,399

MasterCard, Inc. Class A

3,149,590

297,636,255

Paychex, Inc.

1,050,724

56,749,603

PayPal Holdings, Inc. (a)

3,590,725

138,601,985

Teradata Corp. (a) (b)

464,585

12,190,710

Total System Services, Inc.

566,004

26,930,470

Visa, Inc. Class A (b)

6,155,376

470,763,157

Western Union Co. (b)

1,662,806

32,075,528

Xerox Corp.

3,162,026

35,288,210

2,176,432,320

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.9%

Analog Devices, Inc.

1,013,248

59,974,149

Applied Materials, Inc.

3,678,040

77,900,887

Broadcom, Ltd.

1,194,164

184,498,338

First Solar, Inc. (a)

262,290

17,958,996

Intel Corp.

15,142,561

489,861,848

KLA-Tencor Corp.

515,320

37,520,449

Lam Research Corp.

523,611

43,250,269

Linear Technology Corp.

793,935

35,377,744

Microchip Technology, Inc. (b)

676,845

32,623,929

Micron Technology, Inc. (a)

3,439,156

36,007,963

NVIDIA Corp. (b)

1,670,606

59,523,692

Qorvo, Inc. (a)

437,748

22,066,877

QUALCOMM, Inc.

4,806,619

245,810,496

Skyworks Solutions, Inc.

629,542

49,041,322

Texas Instruments, Inc.

3,237,565

185,900,982

Xilinx, Inc.

844,165

40,038,746

1,617,356,687

SOFTWARE — 18.5%

Activision Blizzard, Inc.

1,659,929

56,171,997

Adobe Systems, Inc. (a)

1,607,606

150,793,443

Autodesk, Inc. (a)

742,450

43,292,259

CA, Inc.

991,265

30,521,049

Citrix Systems, Inc. (a)

508,663

39,970,739

Electronic Arts, Inc. (a)

1,008,642

66,681,323

Intuit, Inc.

833,819

86,725,514

Microsoft Corp.

25,299,851

1,397,310,771

Oracle Corp.

10,109,926

413,597,073

Red Hat, Inc. (a)

601,354

44,806,887

salesforce.com, Inc. (a)

2,035,097

150,251,211

Symantec Corp.

2,151,979

39,553,374

2,519,675,640

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.8%

Apple, Inc.

17,735,649

1,933,008,384

EMC Corp.

6,275,310

167,237,011

Hewlett Packard Enterprise Co.

5,558,949

98,560,166

HP, Inc.

5,622,356

69,267,426

NetApp, Inc.

979,293

26,724,906

SanDisk Corp.

659,698

50,189,824

Seagate Technology PLC (b)

985,187

33,939,692

Western Digital Corp. (b)

770,594

36,402,861

2,415,330,270

TOTAL COMMON STOCKS (Cost $13,010,224,109)

13,569,461,348

SHORT-TERM INVESTMENTS — 2.3%

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)

25,923,656

25,923,656

State Street Navigator Securities Lending Prime Portfolio (c) (e)

289,396,340

289,396,340

TOTAL SHORT-TERM INVESTMENTS (Cost $315,319,996)

315,319,996

TOTAL INVESTMENTS — 102.2%

(Cost $13,325,544,105)

13,884,781,344

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%

(296,309,318
)

NET ASSETS — 100.0%

$
13,588,472,026

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016
(Unaudited)

(a)
Non-income producing security.

(b)
All or a portion of the shares of the security are on loan at March 31, 2016.

(c)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(d)
The rate shown is the annualized seven-day yield at March 31, 2016.

(e)
Investment of cash collateral for securities loaned.

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Communications Equipment

$
585,852,440

$
—

$
—

$
585,852,440

Diversified Telecommunication Services

1,521,880,022

—

—

1,521,880,022

Electronic Equipment, Instruments & Components

224,046,836

—

—

224,046,836

Internet Software & Services

2,508,887,133

—

—

2,508,887,133

IT Services

2,176,432,320

—

—

2,176,432,320

Semiconductors & Semiconductor Equipment

1,617,356,687

—

—

1,617,356,687

Software

2,519,675,640

—

—

2,519,675,640

Technology Hardware, Storage & Peripherals

2,415,330,270

—

—

2,415,330,270

Short-Term Investments

315,319,996

—

—

315,319,996

TOTAL INVESTMENTS

$
13,884,781,344

$
—

$
—

$
13,884,781,344

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Security Description

Shares

Value

COMMON STOCKS — 99.7%

ELECTRIC UTILITIES — 60.7%

American Electric Power Co., Inc.

6,696,826

$
444,669,246

Duke Energy Corp. (a)

8,620,270

695,483,384

Edison International

4,442,781

319,391,526

Entergy Corp.

2,423,190

192,110,503

Eversource Energy (a)

4,306,126

251,219,391

Exelon Corp.

12,488,641

447,842,666

FirstEnergy Corp.

5,751,302

206,874,333

NextEra Energy, Inc.

6,253,015

739,981,795

PG&E Corp.

6,725,557

401,650,264

Pinnacle West Capital Corp.

1,542,131

115,767,774

PPL Corp.

9,182,605

349,581,772

Southern Co. (a)

12,392,541

641,066,146

Xcel Energy, Inc. (a)

6,949,897

290,644,693

5,096,283,493

GAS UTILITIES — 1.3%

AGL Resources, Inc.

1,634,303

106,458,497

  INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS — 1.9%

AES Corp.

9,009,335

106,310,153

NRG Energy, Inc. (a)

4,274,849

55,615,786

161,925,939

MULTI-UTILITIES — 33.8%

Ameren Corp.

3,321,567

166,410,507

CenterPoint Energy, Inc. (a)

5,924,247

123,935,247

CMS Energy Corp. (a)

3,845,494

163,202,765

Consolidated Edison, Inc. (a)

4,013,240

307,494,449

Dominion Resources, Inc. (a)

8,096,815

608,232,743

DTE Energy Co. (a)

2,462,412

223,242,272

NiSource, Inc.

4,408,931

103,874,414

Public Service Enterprise Group, Inc.

6,875,172

324,095,608

SCANA Corp. (a)

1,940,267

136,109,730

Sempra Energy

3,218,436

334,878,266

TECO Energy, Inc.

3,250,576

89,488,357

WEC Energy Group, Inc. (a)

4,285,178

257,410,643

2,838,375,001

WATER UTILITIES — 2.0%

American Water Works Co., Inc. (a)

2,416,618

166,577,479

TOTAL COMMON STOCKS (Cost $8,219,768,967)

8,369,620,409

SHORT-TERM INVESTMENTS — 3.4%

State Street Navigator Securities Lending Prime Portfolio (b) (c)

184,302,630

184,302,630

State Street Institutional Liquid Reserves Fund, Premier Class 0.44% (c) (d)

102,078,340

102,078,340

TOTAL SHORT-TERM INVESTMENTS (Cost $286,380,970)

286,380,970

TOTAL INVESTMENTS — 103.1%

(Cost $8,506,149,937)

8,656,001,379

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%

(257,635,394
)

NET ASSETS — 100.0%

$
8,398,365,985

(a)
All or a portion of the shares of the security are on loan at March 31, 2016.

(b)
Investment of cash collateral for securities loaned.

(c)
Affiliated fund managed by SSGA Funds Management, Inc. (Note 3).

(d)
The rate shown is the annualized seven-day yield at March 31, 2016.

Description

Level 1 — Quoted Prices

Level 2 — Other Significant Observable Inputs

Level 3 — Significant Unobservable Inputs

Total

ASSETS:

INVESTMENTS:

Common Stocks

Electric Utilities

$
5,096,283,493

$
—

$
—

$
5,096,283,493

Gas Utilities

106,458,497

—

—

106,458,497

Independent Power Producers & Energy Traders

161,925,939

—

—

161,925,939

Multi-Utilities

2,838,375,001

—

—

2,838,375,001

Water Utilities

166,577,479

—

—

166,577,479

Short-Term Investments

286,380,970

—

—

286,380,970

TOTAL INVESTMENTS

$
8,656,001,379

$
—

$
—

$
8,656,001,379

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2016
(Unaudited)

The Consumer Discretionary Select Sector SPDR Fund

The Consumer Staples Select Sector SPDR Fund

The Energy Select Sector SPDR Fund

The Financial Select Sector SPDR Fund

ASSETS

Investments in unaffiliated issuers, at value * (Note 2)

$
10,764,400,634

$
10,295,244,438

$
12,819,293,190

$
15,834,146,454

Investments in affiliated issuers, at value (Note 2 and 3)

341,535,141

66,355,734

542,324,066

306,944,646

Total Investments

11,105,935,775

10,361,600,172

13,361,617,256

16,141,091,100

Cash

96,698

2,985,745

856,236

367,281

Receivable for investment sold

—

—

25,679,908

—

Receivable for fund shares sold

—

—

—

—

Receivable for income related to Select Sector SPDR shares in-kind transactions

—

44,311

78,689

1,974

Dividends receivable — unaffiliated issuers (Note 2)

9,406,362

34,684,090

12,153,620

14,789,640

Dividends receivable — affiliated issuers (Note 2 and 3)

14,774

10,115

18,025

15,678

Securities lending income receivable — affiliated issuers

148,465

20,803

621,612

26,011

Receivable from Adviser (Note 3)

—

—

—

—

Prepaid expenses and other assets

10,065

9,988

12,969

18,832

TOTAL ASSETS

11,115,612,139

10,399,355,224

13,401,038,315

16,156,310,516

LIABILITIES

Payable upon return of securities loaned

326,075,170

62,861,520

526,159,513

138,399,521

Payable for investments purchased

—

—

25,577,156

—

Payable for income related to Select Sector SPDR shares in-kind transactions

21,594

—

—

—

Advisory fee payable (Note 3)

315,544

302,890

390,272

491,928

Distribution fees payable (Note 4)

352,801

338,550

436,307

550,066

Unitary fees payable (administrator, custodian and transfer agent fees) (Note 3)

116,523

115,025

156,955

197,531

License fee payable (Note 4)

1,340,729

973,593

1,243,760

2,048,254

Trustees’ fees and expenses (Note 5)

—

672

—

—

Registration and filing fees payable

34,603

38,495

62,873

117,878

Professional fees payable

11,631

10,550

24,761

54,073

Printing and postage fees payable

4,023

58,216

19,879

57,828

Accrued expenses and other liabilities

20,332

32,373

39,925

57,815

TOTAL LIABILITIES

328,292,950

64,731,884

554,111,401

141,974,894

NET ASSETS

$
10,787,319,189

$
10,334,623,340

$
12,846,926,914

$
16,014,335,622

NET ASSETS CONSIST OF:

Paid-in capital (Note 6)

$
11,347,671,630

$
10,186,927,810

$
19,929,489,410

$
18,528,628,011

Undistributed (distribution in excess of) net investment income (loss)

(715,091
)

4,086,594

(19,236,922
)

(1,265,734
)

Accumulated net realized gain (loss)

(326,821,564
)

(152,261,606
)

(2,189,279,992
)

(850,545,565
)

Net unrealized appreciation (depreciation) on:

Investments

(232,815,786
)

295,870,542

(4,874,045,582
)

(1,662,481,090
)

NET ASSETS

$
10,787,319,189

$
10,334,623,340

$
12,846,926,914

$
16,014,335,622

NET ASSET VALUE PER SHARE

Net asset value per share

$
79.08

$
53.05

$
61.91

$
22.51

Shares outstanding (unlimited amount authorized, $0.01 par value)

136,403,252

194,821,809

207,524,200

711,495,427

COST OF INVESTMENTS:

Investments at cost, unaffiliated issuers

$
10,997,216,420

$
9,999,373,896

$
17,693,338,772

$
17,458,235,061

Investments at cost, affiliated issuers

341,535,141

66,355,734

542,324,066

345,337,129

Total cost of investments

$
11,338,751,561

$
10,065,729,630

$
18,235,662,838

$
17,803,572,190

* Includes investments in securities on loan, at value

$
602,171,411

$
144,556,968

$
733,440,196

$
213,605,582

See accompanying notes to financial statements.

The Financial Services Select Sector SPDR Fund

The Health Care Select Sector SPDR Fund

The Industrial Select Sector SPDR Fund

The Materials Select Sector SPDR Fund

The Real Estate Select Sector SPDR Fund

The Technology Select Sector SPDR Fund

The Utilities Select Sector SPDR Fund

$
12,623,728

$
11,650,653,979

$
6,623,541,401

$
2,393,411,469

$
11,196,013

$
13,569,461,348

$
8,369,620,409

1,177,449

161,964,063

282,984,696

127,859,176

1,515,801

315,319,996

286,380,970

13,801,177

11,812,618,042

6,906,526,097

2,521,270,645

12,711,814

13,884,781,344

8,656,001,379

298

—

1,755,924

—

—

303,719

2,738,367

—

89,070,062

—

53,674,134

—

151,416,506

—

—

—

—

—

—

243,926,534

—

—

63,393

34,125

28,481

3,494

80,979

695,587

8,774

14,536,842

8,184,573

4,760,774

13,653

3,847,402

15,897,923

10

—

7,215

1,942

—

12,827

—

157

48,421

66,398

35,208

142

45,214

38,299

19,475

—

—

—

20,051

—

—

—

14,555

7,700

2,244

—

12,481

6,925

13,829,891

11,916,351,315

6,916,582,032

2,579,773,428

12,749,154

14,284,427,006

8,675,378,480

1,006,840

155,799,536

278,727,159

127,473,410

1,474,520

289,396,340

184,302,630

—

86,569,204

—

53,953,370

36,842

404,047,019

91,283,953

—

—

—

—

—

—

—

340

361,208

198,358

67,673

238

382,380

242,231

372

403,771

221,765

75,669

263

427,567

270,710

228

139,727

68,447

19,050

193

147,058

92,031

1,214

1,811,030

584,707

211,433

773

1,340,984

746,948

231

—

2,749

2,201

69

—

—

—

55,279

12,449

—

—

90,283

36,275

7,491

29,569

10,899

5,601

7,438

28,967

1,064

—

52,486

91,012

—

—

42,972

7,395

—

32,272

18,700

14,088

—

51,410

29,258

1,016,716

245,254,082

279,936,245

181,822,495

1,520,336

695,954,980

277,012,495

$
12,813,175

$
11,671,097,233

$
6,636,645,787

$
2,397,950,933

$
11,228,818

$
13,588,472,026

$
8,398,365,985

$
13,773,343

$
12,806,539,592

$
7,520,974,069

$
3,683,546,234

$
10,863,467

$
13,889,239,594

$
8,687,659,654

459

4,621,716

1,280,441

5,130,344

17,315

(4,058,400
)

16,593,491

(29,314
)

(75,974,258
)

(366,207,269
)

(823,345,937
)

(34,657
)

(855,946,407
)

(455,738,602
)

(931,313
)

(1,064,089,817
)

(519,401,454
)

(467,379,708
)

382,693

559,237,239

149,851,442

$
12,813,175

$
11,671,097,233

$
6,636,645,787

$
2,397,950,933

$
11,228,818

$
13,588,472,026

$
8,398,365,985

$
28.47

$
67.81

$
55.50

$
44.80

$
32.08

$
44.36

$
49.61

450,000

172,115,324

119,576,000

53,523,725

350,000

306,305,897

169,274,160

$
13,535,080

$
12,714,743,796

$
7,142,942,855

$
2,860,791,177

$
10,813,320

$
13,010,224,109

$
8,219,768,967

1,197,410

161,964,063

282,984,696

127,859,176

1,515,801

315,319,996

286,380,970

$
14,732,490

$
12,876,707,859

$
7,425,927,551

$
2,988,650,353

$
12,329,121

$
13,325,544,105

$
8,506,149,937

$
983,174

$
190,348,764

$
598,139,439

$
149,549,545

$
1,450,654

$
313,632,626

$
475,845,075

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended
March 31, 2016 (Unaudited)

The Consumer Discretionary Select Sector SPDR Fund

The Consumer Staples Select Sector SPDR Fund

The Energy Select Sector SPDR Fund

The Financial Select Sector SPDR Fund

INVESTMENT INCOME

Dividend income — unaffiliated income (Note 2)

$
97,643,166

$
115,643,835

$
187,818,929

$
220,698,307

Dividend income — affiliated issuers (Notes 2 and 3)

46,803

33,439

42,773

1,727,641

Affiliated securities lending — net (Notes 3 and 9)

708,186

123,572

3,440,847

168,916

TOTAL INVESTMENT INCOME (LOSS)

98,398,155

115,800,846

191,302,549

222,594,864

EXPENSES

Advisory fee (Note 3)

1,944,953

1,534,812

2,140,824

3,135,382

Distribution fees (Note 4)

2,201,412

1,615,168

1,919,853

2,786,758

Unitary fees (Administrator, custodian and transfer agent fees) (Note 3)

784,837

620,133

867,681

1,270,583

License fee (Note 4)

2,441,505

1,928,189

2,693,319

3,944,086

Trustees’ fees and expenses (Note 5)

52,279

40,919

59,278

90,587

Professional fees

37,750

34,073

47,090

65,985

Printing and postage expenses

189,072

173,718

242,113

378,869

Insurance expense

20,238

20,090

26,083

37,870

Miscellaneous expenses

19,005

24,015

27,898

42,978

TOTAL EXPENSES

7,691,051

5,991,117

8,024,139

11,753,098

Expenses waived/reimbursed by the Adviser (Note 3)

—

—

—

—

NET EXPENSES

7,691,051

5,991,117

8,024,139

11,753,098

NET INVESTMENT INCOME (LOSS)

90,707,104

109,809,729

183,278,410

210,841,766

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:

Investment transactions — unaffiliated issuers

444,186,224

297,342,442

(103,222,546
)

22,465

Investment transactions — affiliated issuers (Note 3)

—

—

—

(6,469,709
)

Net realized gain (loss)

444,186,224

297,342,442

(103,222,546
)

(6,447,244
)

Net change in unrealized appreciation/depreciation on:

Investment transactions — unaffiliated issuers

153,180,914

703,263,427

341,258,766

(363,867,022
)

Investment transactions — affiliated issuers (Note 3)

—

—

—

(38,392,483
)

Net change in unrealized appreciation/depreciation

153,180,914

703,263,427

341,258,766

(402,259,505
)

NET REALIZED AND UNREALIZED GAIN (LOSS)

597,367,138

1,000,605,869

238,036,220

(408,706,749
)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

$
688,074,242

$
1,110,415,598

$
421,314,630

$
(197,864,983
)

(a)
For the period October 7, 2015 through March 31, 2016.

See accompanying notes to financial statements.

The Financial Services Select Sector SPDR Fund(a)

The Health Care Select Sector SPDR Fund

The Industrial Select Sector SPDR Fund

The Materials Select Sector SPDR Fund

The Real Estate Select Sector SPDR Fund(a)

The Technology Select Sector SPDR Fund

The Utilities Select Sector SPDR Fund

$
81,987

$
110,434,247

$
76,470,565

$
25,048,345

$
147,694

$
138,654,856

$
126,574,605

1,482

25,317

22,728

6,207

26

42,460

33,474

157

152,649

402,893

174,028

142

496,140

162,101

83,626

110,612,213

76,896,186

25,228,580

147,862

139,193,456

126,770,180

1,530

2,338,869

1,142,450

375,253

995

2,266,755

1,200,378

1,675

2,286,446

1,086,879

232,358

1,081

1,719,126

1,201,979

1,193

944,318

460,975

151,446

977

914,805

486,765

1,888

2,937,102

1,434,120

471,135

1,210

2,845,885

1,510,732

250

66,926

38,099

14,062

83

62,859

31,769

12,828

57,282

24,026

24,048

12,773

40,248

25,698

4,183

272,644

161,745

52,771

3,944

259,567

133,156

—

29,271

15,484

4,509

—

25,095

13,921

13,664

25,316

20,739

14,530

13,664

35,718

22,677

37,211

8,958,174

4,384,517

1,340,112

34,727

8,170,058

4,627,075

(31,351
)

—

—

—

(30,946
)

—

—

5,860

8,958,174

4,384,517

1,340,112

3,781

8,170,058

—

77,766

101,654,039

72,511,669

23,888,468

144,081

131,023,398

122,143,105

(145,385
)

209,218,116

108,854,545

(28,512,776
)

16,573

573,439,039

122,168,493

(3,529
)

—

—

—

—

—

—

(148,914
)

209,218,116

108,854,545

(28,512,776
)

16,573

573,439,039

122,168,493

(911,352
)

36,459,862

565,410,587

250,457,621

382,693

689,848,021

864,564,057

(19,961
)

—

—

—

—

—

—

(931,313
)

36,459,862

565,410,587

250,457,621

382,693

689,848,021

864,564,057

(1,080,227
)

245,677,978

674,265,132

221,944,845

399,266

1,263,287,060

986,732,550

$
(1,002,461
)

$
347,332,017

$
746,776,801

$
245,833,313

$
543,347

$
1,394,310,458

$
1,108,875,655

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF CHANGES IN NET ASSETS

The Consumer Discretionary Select Sector SPDR Fund

The Consumer Staples Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income (loss)

$
90,707,104

$
133,452,204

$
109,809,729

$
225,901,785

Net realized gain (loss)

444,186,224

895,793,099

297,342,442

834,802,567

Net change in unrealized appreciation/depreciation

153,180,914

(263,317,474
)

703,263,427

(366,933,511
)

Net increase (decrease) in net assets resulting from operations

688,074,242

765,927,829

1,110,415,598

693,770,841

Net equalization credits and charges (Note 2)

376,102

6,495,981

4,180,614

(5,805,786
)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

(91,422,195
)

(141,863,192
)

(112,149,670
)

(219,475,250
)

FROM BENEFICIAL INTEREST TRANSACTIONS:

Proceeds from sale of shares sold

7,148,178,744

16,252,466,150

9,070,560,447

12,877,492,898

Cost of shares redeemed

(7,075,153,114
)

(13,471,666,946
)

(7,040,076,867
)

(13,669,114,503
)

Net income equalization (Note 2)

(376,102
)

(6,495,981
)

(4,180,614
)

5,805,786

Net increase (decrease) in net assets from capital share transactions

72,649,528

2,774,303,223

2,026,302,966

(785,815,819
)

Contribution by Affiliate (Note 3)

—

—

—

—

Net increase (decrease) in net assets during the period

669,677,677

3,404,863,841

3,028,749,508

(317,326,014
)

Net assets at beginning of period

10,117,641,512

6,712,777,671

7,305,873,832

7,623,199,846

NET ASSETS AT END OF PERIOD

$
10,787,319,189

$
10,117,641,512

$
10,334,623,340

$
7,305,873,832

Undistributed (distribution in excess of) net investment income (loss)

$
(715,091
)

$
—

$
4,086,594

$
6,426,535

SHARES OF BENEFICIAL INTEREST:

Shares sold

93,450,000

221,600,000

180,350,000

268,950,000

Shares redeemed

(93,300,000
)

(186,000,000
)

(140,250,000
)

(283,250,000
)

Net increase (decrease)

150,000

35,600,000

40,100,000

(14,300,000
)

*
Inception date.

See accompanying
notes to financial statements.

The Energy Select Sector SPDR Fund

The Financial Select Sector SPDR Fund

The Financial Services Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

For the Period 10/7/15*-3/31/16 (Unaudited)

$
183,278,410

$
316,847,328

$
210,841,766

$
323,675,805

$
77,766

(103,222,546
)

134,461,010

(6,447,244
)

1,864,265,782

(148,914
)

341,258,766

(4,428,352,527
)

(402,259,505
)

(2,410,603,205
)

(931,313
)

421,314,630

(3,977,044,189
)

(197,864,983
)

(222,661,618
)

(1,002,461
)

13,931,589

13,542,096

2,906,722

5,110,821

5,678

(202,515,332
)

(325,192,963
)

(212,107,500
)

(347,890,956
)

(77,307
)

12,119,484,508

30,961,519,729

16,982,965,581

24,655,217,890

16,631,565

(10,594,877,590
)

(25,394,747,053
)

(17,359,576,915
)

(25,889,225,388
)

(2,738,622
)

(13,931,589
)

(13,542,096
)

(2,906,722
)

(5,110,821
)

(5,678
)

1,510,675,329

5,553,230,580

(379,518,056
)

(1,239,118,319
)

13,887,265

—

—

—

461,741

—

1,743,406,216

1,264,535,524

(786,583,817
)

(1,804,098,331
)

12,813,175

11,103,520,698

9,838,985,174

16,800,919,439

18,605,017,770

—

$
12,846,926,914

$
11,103,520,698

$
16,014,335,622

$
16,800,919,439

$
12,813,175

$
(19,236,922
)

$
—

$
(1,265,734
)

$
—

$
459

198,850,000

402,100,000

742,100,000

1,021,050,000

550,000

(172,650,000
)

(329,400,000
)

(772,150,000
)

(1,082,600,000
)

(100,000
)

26,200,000

72,700,000

(30,050,000
)

(61,550,000
)

450,000

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

The Health Care Select Sector SPDR Fund

The Industrial Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income (loss)

$
101,654,039

$
194,598,061

$
72,511,669

$
155,646,919

Net realized gain (loss)

209,218,116

2,167,416,959

108,854,545

654,350,205

Net change in unrealized appreciation/depreciation

36,459,862

(2,076,932,038
)

565,410,587

(1,004,401,378
)

Net increase (decrease) in net assets resulting from operations

347,332,017

285,082,982

746,776,801

(194,404,254
)

Net equalization credits and charges (Note 2)

(2,594,787
)

3,545,990

(1,017,544
)

(2,163,426
)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

(99,535,375
)

(192,095,009
)

(71,231,228
)

(163,721,601
)

FROM BENEFICIAL INTEREST TRANSACTIONS:

Proceeds from sale of shares sold

12,870,586,951

21,603,030,737

10,033,678,620

16,779,426,941

Cost of shares redeemed

(14,320,186,719
)

(19,985,020,339
)

(10,329,886,953
)

(18,739,609,157
)

Net income equalization (Note 2)

2,594,787

(3,545,990
)

1,017,544

2,163,426

Net increase (decrease) in net assets from capital share transactions

(1,447,004,981
)

1,614,464,408

(295,190,789
)

(1,958,018,790
)

Net increase (decrease) in net assets during the period

(1,201,803,126
)

1,710,998,371

379,337,240

(2,318,308,071
)

Net assets at beginning of period

12,872,900,359

11,161,901,988

6,257,308,547

8,575,616,618

NET ASSETS AT END OF PERIOD

$
11,671,097,233

$
12,872,900,359

$
6,636,645,787

$
6,257,308,547

Undistributed (distribution in excess of) net investment income (loss)

$
4,621,716

$
2,503,052

$
1,280,441

$
—

SHARES OF BENEFICIAL INTEREST:

Shares sold

186,800,000

305,050,000

190,200,000

308,500,000

Shares redeemed

(208,850,000
)

(285,550,000
)

(196,000,000
)

(344,500,000
)

Net increase (decrease)

(22,050,000
)

19,500,000

(5,800,000
)

(36,000,000
)

*
Inception date.

See accompanying
notes to financial statements.

The Materials Select Sector SPDR Fund

The Real Estate Select Sector SPDR Fund

The Technology Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

For the Period 10/7/15*-3/31/16 (Unaudited)

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

$
23,888,468

$
57,052,705

$
144,081

$
131,023,398

$
231,853,076

(28,512,776
)

229,770,411

16,573

573,439,039

1,594,411,356

250,457,621

(829,151,283
)

382,693

689,848,021

(1,801,942,239
)

245,833,313

(542,328,167
)

543,347

1,394,310,458

24,322,193

1,033,121

(6,448,819
)

(385
)

5,461,588

(2,315,017
)

(24,160,006
)

(53,406,362
)

(126,766
)

(135,081,798
)

(237,080,009
)

3,090,556,600

5,508,069,163

18,299,209

6,131,550,460

7,757,919,825

(2,856,399,694
)

(8,152,448,898
)

(7,486,972
)

(5,184,590,855
)

(10,017,218,826
)

(1,033,121
)

6,448,819

385

(5,461,588
)

2,315,017

233,123,785

(2,637,930,916
)

10,812,622

941,498,017

(2,256,983,984
)

455,830,213

(3,240,114,264
)

11,228,818

2,206,188,265

(2,472,056,817
)

1,942,120,720

5,182,234,984

—

11,382,283,761

13,854,340,578

$
2,397,950,933

$
1,942,120,720

$
11,228,818

$
13,588,472,026

$
11,382,283,761

$
5,130,344

$
5,401,882

$
17,315

$
(4,058,400
)

$
—

72,200,000

116,500,000

600,000

143,250,000

187,000,000

(67,300,000
)

(172,400,000
)

(250,000
)

(124,700,000
)

(246,600,000
)

4,900,000

(55,900,000
)

350,000

18,550,000

(59,600,000
)

THE SELECT SECTOR SPDR TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

The Utilities Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income (loss)

$
122,143,105

$
233,216,668

Net realized gain (loss)

122,168,493

313,298,759

Net change in unrealized appreciation/depreciation

864,564,057

(293,521,382
)

Net increase (decrease) in net assets resulting from operations

1,108,875,655

252,994,045

Net equalization credits and charges (Note 2)

398,118

(5,864,623
)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

(121,516,214
)

(227,496,268
)

FROM BENEFICIAL INTEREST TRANSACTIONS:

Proceeds from sale of shares sold

7,047,568,133

16,306,827,009

Cost of shares redeemed

(6,276,250,177
)

(15,160,909,091
)

Net income equalization (Note 2)

(398,118
)

5,864,623

Net increase (decrease) in net assets from capital share transactions

770,919,838

1,151,782,541

Net increase (decrease) in net assets during the period

1,758,677,397

1,171,415,695

Net assets at beginning of period

6,639,688,588

5,468,272,893

NET ASSETS AT END OF PERIOD

$
8,398,365,985

$
6,639,688,588

Undistributed (distribution in excess of) net investment income (loss)

$
16,593,491

$
15,966,600

SHARES OF BENEFICIAL INTEREST:

Shares sold

156,550,000

362,500,000

Shares redeemed

(140,650,000
)

(339,000,000
)

Net increase (decrease)

15,900,000

23,500,000

*
Inception date.

See accompanying
notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Consumer Discretionary Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
74.26

$
66.69

$
60.59

$
46.79

$
34.88

$
33.44

Income (loss) from investment operations:

Net investment income (loss) (a)

0.64

1.05

0.90

0.83

0.66

0.58
(b)

Net realized and unrealized gain (loss) (c)

4.83

7.55

6.10

13.73

11.88

1.49

Total from investment operations

5.47

8.60

7.00

14.56

12.54

2.07

Net equalization credits and charges (a)

—

0.05

0.01

0.06

0.04

(0.02
)

Distributions to shareholders from:

Net investment income

(0.65
)

(1.08
)

(0.91
)

(0.82
)

(0.67
)

(0.61
)

Net asset value, end of period

$
79.08

$
74.26

$
66.69

$
60.59

$
46.79

$
34.88

Total return (d)

7.37
%

12.98
%

11.59
%

31.50
%

36.25
%

6.00
%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
10,787,319

$
10,117,642

$
6,712,778

$
6,734,928

$
3,343,159

$
1,779,239

Ratios to average net assets:

Total expenses

0.14
%(e)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

1.67
%(e)

1.41
%

1.37
%

1.55
%

1.55
%

1.52
%(b)

Portfolio turnover rate (f)

1
%

6
%

5
%

8
%

5
%

7
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.05 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been 5.81%.

(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)
The ratios for periods less than one year are annualized.

(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Consumer Staples Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
47.22

$
45.10

$
39.81

$
35.83

$
29.64

$
27.88

Income (loss) from investment operations:

Net investment income (loss) (a)

0.65

1.27

1.14

1.12

0.94

0.88

Net realized and unrealized gain (loss) (b)

5.80

2.14

5.19

4.00

6.17

1.69

Total from investment operations

6.45

3.41

6.33

5.12

7.11

2.57

Net equalization credits and charges (a)

0.02

(0.03
)

0.10

(0.04
)

0.03

0.05

Distributions to shareholders from:

Net investment income

(0.64
)

(1.26
)

(1.14
)

(1.10
)

(0.95
)

(0.86
)

Net asset value, end of period

$
53.05

$
47.22

$
45.10

$
39.81

$
35.83

$
29.64

Total return (c)

13.73
%

7.45
%

16.26
%

14.35
%

24.28
%

9.38
%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
10,334,623

$
7,305,874

$
7,623,200

$
5,241,330

$
6,031,956

$
5,131,609

Ratios to average net assets:

Total expenses

0.14
%(d)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

2.57
%(d)

2.62
%

2.62
%

2.91
%

2.82
%

2.91
%

Portfolio turnover rate (e)

2
%

3
%

4
%

5
%

12
%

4
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(d)
The ratios for periods less than one year are annualized.

(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Energy Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
61.24

$
90.58

$
82.89

$
73.45

$
58.54

$
56.05

Income (loss) from investment operations:

Net investment income (loss) (a)

0.95

2.01

1.77

1.49

1.19

1.01

Net realized and unrealized gain (loss) (b)

0.64

(29.45
)

7.63

9.43

14.91

2.55

Total from investment operations

1.59

(27.44
)

9.40

10.92

16.10

3.56

Net equalization credits and charges (a)

0.07

0.09

0.07

0.02

0.02

0.01

Distributions to shareholders from:

Net investment income

(0.99
)

(1.99
)

(1.78
)

(1.50
)

(1.21
)

(1.08
)

Net asset value, end of period

$
61.91

$
61.24

$
90.58

$
82.89

$
73.45

$
58.54

Total return (c)

2.74
%

(30.52
)%

11.40
%

15.02
%

27.68
%

6.07
%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
12,846,927

$
11,103,521

$
9,838,985

$
7,967,582

$
7,582,067

$
6,276,840

Ratios to average net assets:

Total expenses

0.14
%(d)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

3.05
%(d)

2.63
%

1.94
%

1.92
%

1.71
%

1.43
%

Portfolio turnover rate (e)

3
%

6
%

5
%

3
%

5
%

3
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(d)
The ratios for periods less than one year are annualized.

(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Financial Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
22.66

$
23.17

$
19.91

$
15.59

$
11.81

$
14.35

Income (loss) from investment operations:

Net investment income (loss) (a)

0.28

0.42

0.34

0.30

0.24

0.19

Net realized and unrealized gain (loss) (b)

(0.16
)

(0.50
)

3.28

4.33

3.79

(2.52
)

Total from investment operations

0.12

(0.08
)

3.62

4.63

4.03

(2.33
)

Net equalization credits and charges (a)

—
(c)

0.01

0.01

0.01

0.01

(0.01
)

Voluntary contribution from Adviser

—

0.00
(c)(d)

—

—

—

—

Distributions to shareholders from:

Net investment income

(0.27
)

(0.44
)

(0.37
)

(0.32
)

(0.26
)

(0.20
)

Net asset value, end of period

$
22.51

$
22.66

$
23.17

$
19.91

$
15.59

$
11.81

Total return (e)

0.51
%

(0.39
)%(f)

18.32
%

29.94
%

34.44
%

(16.57
)%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
16,014,336

$
16,800,919

$
18,605,018

$
14,594,535

$
7,921,429

$
4,304,246

Ratios to average net assets:

Total expenses

0.14
%(g)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

2.40
%(g)

1.72
%

1.54
%

1.64
%

1.65
%

1.25
%

Portfolio turnover rate (h)

3
%

3
%

5
%

4
%

8
%

7
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Amount is less than $0.005 per share.

(d)
Contribution paid by an Affiliate in the amount of $461,741. (See Note 3).

(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(f)
The contribution from an Affiliate had no impact on total return. (See Note 3).

(g)
The ratios for periods less than one year are annualized.

(h)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Financial Services Select Sector SPDR Fund

For the Period 10/8/15 *-3/31/16 (Unaudited)

Net asset value, beginning of period

$
30.00

Income (loss) from investment operations:

Net investment income (loss) (a)

0.26

Net realized and unrealized gain (loss) (b)

(1.57
)

Total from investment operations

(1.31
)

Net equalization credits and charges (a)

0.02

Distributions to shareholders from:

Net investment income

(0.24
)

Net asset value, end of period

$
28.47

Total return (c)

(4.33
)%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
12,813

Ratios to average net assets:

Total expenses

0.89
%(d)

Net expenses

0.14
%(d)

Net investment income (loss)

1.86
%(d)

Portfolio turnover rate (e)

4
%

*
Commencement of operations.

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(d)
The ratios for periods less than one year are annualized.

(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Health Care Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
66.30

$
63.90

$
50.59

$
40.13

$
31.74

$
30.49

Income (loss) from investment operations:

Net investment income (loss) (a)

0.54

1.02

0.89

0.84

0.78

0.66

Net realized and unrealized gain (loss) (b)

1.52

2.35

13.29

10.45

8.40

1.28

Total from investment operations

2.06

3.37

14.18

11.29

9.18

1.94

Net equalization credits and charges (a)

(0.01
)

0.02

0.02

0.01

(0.02
)

(0.03
)

Distributions to shareholders from:

Net investment income

(0.54
)

(0.99
)

(0.89
)

(0.84
)

(0.77
)

(0.66
)

Net asset value, end of period

$
67.81

$
66.30

$
63.90

$
50.59

$
40.13

$
31.74

Total return (c)

3.06
%

5.22
%

28.22
%

28.39
%

29.04
%

6.19
%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
11,671,097

$
12,872,900

$
11,161,902

$
7,479,810

$
5,060,628

$
4,109,777

Ratios to average net assets:

Total expenses

0.14
%(d)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

1.56
%(d)

1.43
%

1.53
%

1.84
%

2.15
%

1.98
%

Portfolio turnover rate (e)

3
%

3
%

3
%

5
%

5
%

7
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(d)
The ratios for periods less than one year are annualized.

(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Industrial Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
49.91

$
53.14

$
46.39

$
36.54

$
29.23

$
31.28

Income (loss) from investment operations:

Net investment income (loss) (a)

0.60

1.07

1.00

0.91

0.80

0.69

Net realized and unrealized gain (loss) (b)

5.60

(3.16
)

6.71

9.79

7.32

(2.05
)

Total from investment operations

6.20

(2.09
)

7.71

10.70

8.12

(1.36
)

Net equalization credits and charges (a)

(0.01
)

(0.01
)

0.03

0.05

(0.01
)

(0.00
)(c)

Distributions to shareholders from:

Net investment income

(0.60
)

(1.13
)

(0.99
)

(0.90
)

(0.80
)

(0.69
)

Net asset value, end of period

$
55.50

$
49.91

$
53.14

$
46.39

$
36.54

$
29.23

Total return (d)

12.44
%

(4.09
)%

16.71
%

29.70
%

27.84
%

(4.67
)%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
6,636,646

$
6,257,309

$
8,575,617

$
6,860,109

$
3,196,212

$
2,361,086

Ratios to average net assets:

Total expenses

0.14
%(e)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

2.28
%(e)

1.95
%

1.93
%

2.19
%

2.26
%

1.96
%

Portfolio turnover rate (f)

4
%

6
%

3
%

6
%

8
%

4
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Amount is less than $0.005 per share.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)
The ratios for periods less than one year are annualized.

(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Materials Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
39.94

$
49.58

$
42.00

$
36.80

$
29.36

$
32.79

Income (loss) from investment operations:

Net investment income (loss) (a)

0.49

0.93

0.95

0.98

0.75

0.76
(b)

Net realized and unrealized gain (loss) (c)

4.83

(9.50
)

7.57

5.21

7.41

(3.30
)

Total from investment operations

5.32

(8.57
)

8.52

6.19

8.16

(2.54
)

Net equalization credits and charges (a)

0.02

(0.11
)

—
(d)

0.02

0.03

(0.07
)

Distributions to shareholders from:

Net investment income

(0.48
)

(0.96
)

(0.94
)

(1.01
)

(0.75
)

(0.82
)

Net asset value, end of period

$
44.80

$
39.94

$
49.58

$
42.00

$
36.80

$
29.36

Total return (e)

13.38
%

(17.75
)%

20.36
%

17.09
%

28.06
%

(8.45
)%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
2,397,951

$
1,942,121

$
5,182,235

$
3,585,702

$
2,359,724

$
1,643,186

Ratios to average net assets:

Total expenses

0.14
%(f)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

2.25
%(f)

1.94
%

2.02
%

2.50
%

2.11
%

2.02
%(b)

Portfolio turnover rate (g)

9
%

9
%

7
%

6
%

12
%

14
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (8.77)%.

(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Amount is less than $0.005 per share.

(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(f)
The ratios for periods less than one year are annualized.

(g)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Real Estate Select Sector SPDR Fund

For the Period 10/8/15 *-3/31/16 (Unaudited)

Net asset value, beginning of period

$
30.00

Income (loss) from investment operations:

Net investment income (loss) (a)

0.77

Net realized and unrealized gain (loss) (b)

1.95

Total from investment operations

2.72

Net equalization credits and charges (a)

—
(c)

Distributions to shareholders from:

Net investment income

(0.64
)

Net asset value, end of period

$
32.08

Total return (d)

9.12
%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
11,229

Ratios to average net assets:

Total expenses

1.29
%(e)

Net expenses

0.14
%(e)

Net investment income (loss)

5.33
%(e)

Portfolio turnover rate (f)

8
%

*
Commencement of operations.

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Amount is less than $0.005 per share.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)
The ratios for periods less than one year are annualized.

(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Technology Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
39.56

$
39.89

$
32.04

$
30.83

$
23.59

$
23.02

Income (loss) from investment operations:

Net investment income (loss) (a)

0.44

0.75

0.68

0.61

0.43

0.36

Net realized and unrealized gain (loss) (b)

4.78

(0.30
)

7.86

1.20

7.23

0.57

Total from investment operations

5.22

0.45

8.54

1.81

7.66

0.93

Net equalization credits and charges (a)

0.02

(0.01
)

(0.01
)

(0.00
)(c)

0.02

0.01

Distributions to shareholders from:

Net investment income

(0.44
)

(0.77
)

(0.68
)

(0.60
)

(0.44
)

(0.37
)

Net asset value, end of period

$
44.36

$
39.56

$
39.89

$
32.04

$
30.83

$
23.59

Total return (d)

13.27
%

1.04
%

26.75
%

5.99
%

32.76
%

3.97
%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
13,588,472

$
11,382,284

$
13,854,341

$
11,714,309

$
10,679,945

$
6,563,923

Ratios to average net assets:

Total expenses

0.14
%(e)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

2.05
%(e)

1.80
%

1.85
%

1.99
%

1.53
%

1.41
%

Portfolio turnover rate (f)

3
%

5
%

10
%

4
%

5
%

5
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Amount is less than $0.005 per share.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)
The ratios for periods less than one year are annualized.

(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share
outstanding throughout each period

The Utilities Select Sector SPDR Fund

Six Months Ended 3/31/16 (Unaudited)

Year Ended 9/30/15

Year Ended 9/30/14

Year Ended 9/30/13

Year Ended 9/30/12

Year Ended 9/30/11

Net asset value, beginning of period

$
43.29

$
42.10

$
37.36

$
36.39

$
33.62

$
31.38

Income (loss) from investment operations:

Net investment income (loss) (a)

0.82

1.57

1.49

1.47

1.42

1.35

Net realized and unrealized gain (loss) (b)

6.31

1.22

4.77

1.01

2.80

2.15

Total from investment operations

7.13

2.79

6.26

2.48

4.22

3.50

Net equalization credits and charges (a)

—
(c)

(0.04
)

(0.03
)

(0.04
)

(0.02
)

0.09

Distributions to shareholders from:

Net investment income

(0.81
)

(1.56
)

(1.49
)

(1.47
)

(1.43
)

(1.35
)

Net asset value, end of period

$
49.61

$
43.29

$
42.10

$
37.36

$
36.39

$
33.62

Total return (d)

16.63
%

6.51
%

16.83
%

6.78
%

12.64
%

11.63
%

Ratios and Supplemental Data:

Net assets, end of period (in 000s)

$
8,398,366

$
6,639,689

$
5,468,273

$
5,175,145

$
6,058,825

$
6,641,623

Ratios to average net assets:

Total expenses

0.14
%(e)

0.15
%

0.15
%

0.17
%

0.18
%

0.19
%

Net investment income (loss)

3.65
%(e)

3.52
%

3.67
%

3.93
%

3.99
%

4.17
%

Portfolio turnover rate (f)

4
%

4
%

5
%

4
%

4
%

3
%

(a)
Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Amount is less than $0.005 per share.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)
The ratios for periods less than one year are annualized.

(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2016
(Unaudited)

1.
Organization

The Select Sector SPDR Trust (the “Trust”), which is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Massachusetts Business Trust on June 10, 1998. The investment objective of each Select Sector SPDR Fund is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular sector or group of industries, as represented by a corresponding benchmark index (each a “Select Sector Index”). Each of the Select Sector Indices that is the benchmark for a Select Sector SPDR Fund is intended to give investors an efficient, modified market capitalization-based way to track the movement of baskets of equity securities of public companies that are components of the S&P 500 and are included in a particular sector or group of industries. The Declaration of Trust authorizes an unlimited number of shares of beneficial interest at a $0.01 par value. As of March 31, 2016, the Trust comprised eleven funds (each a “Fund” or “Select Sector SPDR Fund” and collectively the “Funds” or “Select Sector SPDR Funds”) as follows:

The Consumer Discretionary Select Sector SPDR Fund

The Consumer Staples Select Sector SPDR Fund

The Energy Select
Sector SPDR Fund

The Financial Select Sector SPDR Fund

The
Financial Services Select Sector SPDR Fund*

The Health Care Select Sector SPDR Fund

The Industrial Select Sector SPDR Fund

The Materials Select Sector
SPDR Fund

The Real Estate Select Sector SPDR Fund*

The
Technology Select Sector SPDR Fund

The Utilities Select Sector SPDR Fund

*
Each Fund was formed on October 7, 2015 and commenced operations on October 8, 2015.

Each Fund is
classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act)
(each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification and advancement of expenses.
Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.
Summary of Significant Accounting Policies

The following is a summary of significant accounting
policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial
Services Investment Companies (“ASC 946”).

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to a policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The
Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’
investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets
and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value
hierarchy are as follows:

•

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Select Sector SPDR Trust had no material transfers between levels for the six months ended March 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses

Certain expenses, which are directly
identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

Equalization

All the Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

Each Fund has qualified and intends
to continue to qualify for and elect treatment as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales.

Accounting Standards Codification 740, Income Taxes
(“ASC 740”), established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. For the current and prior three tax years (open tax years) as of September 30, 2015, each Fund has determined that no provision for income tax is required in its financial statements. In addition, no Fund has recognized any liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior years. The Funds may be subject to potential examinations by certain taxing authorities, including the United States of America, the Commonwealth of Massachusetts and the State of New York, for all open tax years. A Fund would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of
Operations. There were no such expenses for the year ended September 30, 2015. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of each Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations, and interpretations thereof.

For the six months ended March 31,
2016, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 6) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities.

At September 30, 2015, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

2016

2017

2018

2019

Non-Expiring Short Term

Non-Expiring Long Term

The Consumer Discretionary Select Sector SPDR Fund

$
4,343,910

$
17,652,701

$
44,152,294

$
41,068,081

$
76,176,414

$
98,467,770

The Consumer Staples Select Sector SPDR Fund

2,872,408

—

3,835,906

7,952,209

—

96,594,540

The Energy Select Sector SPDR Fund

16,887,031

46,397,013

932,038,288

120,300,080

135,116,135

528,991,782

The Financial Select Sector SPDR Fund

41,633,377

423,127,850

90,041,088

5,257,095

91,312,563

80,162,799

The Industrial Select Sector SPDR Fund

5,756,566

15,013,076

80,582,108

27,687,839

30,519,334

137,592,974

The Materials Select Sector SPDR Fund

2,396,678

34,304,196

254,329,658

159,773,879

114,295,404

214,281,828

The Technology Select Sector SPDR Fund

64,942,837

121,713,434

135,090,209

61,133,352

47,244,494

394,210,525

The Utilities Select Sector SPDR Fund

—

23,780,627

83,031,840

104,752,494

4,878,484

180,941,193

Distributions

Each Fund
declares and distributes dividends from net investment income, if any, to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

3.
Fees and Compensation paid to Affiliates and other Related Party Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA
FM”). For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR
Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and
(vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees. The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2017, so that the annual Fund operating expenses of The Financial Services Select Sector SPDR Fund and The Real Estate Select Sector SPDR Fund are limited to no more than 0.14% of the applicable Fund’s average daily net assets (exclusive of non-recurring account fees and extraordinary expenses). The Adviser may continue each such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31,
2017. The waiver and/or reimbursement may not be terminated prior to January 31, 2017 except with the approval of the Board. The amount of advisory fees waived and expenses reimbursed by the Adviser during the reporting period for each Fund appear on the Statements of Operations.

Unitary Fee

SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to each Fund of the Trust. A
“unitary” fee is paid by each Fund to SSGA FM for administration services as well as to State Street for sub-administration, custody and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets up to the first $4.5 billion of net assets of the Trust; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets up to the next $3.5 billion of net assets of the Trust;
(iv) 0.015% of average daily net assets up to the next $10.0 billion of net assets of the Trust; and (v) 0.0075% of average daily net assets on the remainder of net assets of the Trust. SSGA FM and State Street each receive a portion of the unitary fee. SSGA FM and State Street are wholly owned subsidiaries of State Street Corporation.

Securities Lending Agent Fees

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated
November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.
See Note 9 for additional information regarding securities lending.

For the six months ended March 31, 2016, State Street earned securities lending agent fees as follows:

Securities Lending Agent Fees

The Consumer Discretionary Select Sector SPDR Fund

$
125,746

The Consumer Staples Select Sector SPDR Fund

22,118

The Energy Select Sector SPDR Fund

609,766

The Financial Select Sector SPDR Fund

30,008

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

Securities Lending Agent Fees

The Financial Services Select Sector SPDR Fund

$

29

The Health Care Select Sector SPDR Fund

27,928

The Industrial Select Sector SPDR Fund

74,147

The Materials Select Sector SPDR Fund

31,141

The Real Estate Select Sector SPDR Fund

28

The Technology Select Sector SPDR Fund

88,531

The Utilities Select Sector SPDR Fund

29,898

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund and The Financial Services Select Sector SPDR Fund have invested in an affiliated company, State Street Corporation.
Amounts relating to this investment at March 31, 2016, and for the period then ended are:

State Street Corporation

Number of Shares Held at 9/30/15

Value At 9/30/15

Purchased

Sold

Number of Shares Held at 3/31/16

Value at 3/31/16

Dividend Income

Realized Gain/Loss

Cost

Shares

Proceeds

Shares

The Financial Select Sector SPDR Fund

2,444,628

$
164,303,448

$
83,455,331

1,287,942

$
89,430,043

1,457,173

2,275,397

$
133,156,232

$
1,675,238

$
(6,469,709
)

The Financial Services Select Sector SPDR Fund

—

—

187,692

2,827

31,946

567

2,260

132,255

1,456

(3,529
)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid
Reserves Fund — Premier Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser.
The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at March 31, 2016 and for the period then ended are:

Prime Portfolio

Number of Shares Held at 9/30/15

Purchased

Sold

Value at 3/31/16

Income

Cost

Shares

Proceeds

Shares

The Consumer Discretionary Select Sector SPDR Fund

369,001,158

$
1,097,732,281

1,097,732,281

$
1,140,658,269

1,140,658,269

$
120,741,161

$
582,765

The Consumer Staples Select Sector SPDR Fund

158,430,802

583,920,333

583,920,333

679,489,615

679,489,615

200,667,593

102,185

The Energy Select Sector SPDR Fund

588,776,881

2,458,763,325

2,458,763,325

2,521,380,693

2,521,380,693

372,127,476

3,258,527

The Financial Select Sector SPDR Fund

244,618,359

836,113,341

836,113,341

942,332,179

942,332,179

549,477,854

151,851

The Financial Services Select Sector SPDR Fund

—

—

—

—

—

263,926

162

The Health Care Sector SPDR Fund

128,006,341

1,264,244,739

1,264,244,739

1,236,451,544

1,236,451,544

168,955,972

110,137

The Industrial Select Sector SPDR Fund

124,731,157

1,595,585,937

1,595,585,937

1,441,589,935

1,441,589,935

213,767,052

323,635

The Materials Select Sector SPDR Fund

154,703,245

728,319,331

728,319,331

755,549,166

755,549,166

99,767,004

174,227

The Real Estate Select Sector SPDR Fund

—

—

—

—

—

177,753

162

The Technology Select Sector SPDR Fund

414,956,922

726,474,025

726,474,025

852,034,607

852,034,607

338,499,421

488,283

The Utilities Select Sector SPDR Fund

121,367,515

1,343,030,150

1,343,030,150

1,280,095,035

1,280,095,035

124,951,261

139,787

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

Liquid Reserves Fund

Value At 9/30/15

Purchased

Sold

Value at 3/31/16

Income

Cost

Shares

Proceeds

Shares

The Consumer Discretionary Select Sector SPDR Fund

$
10,764,088

$
125,437,044

125,437,044

$
125,437,044

125,437,044

$
120,741,161

$
46,803

The Consumer Staples Select Sector SPDR Fund

5,839,455

198,322,352

198,322,352

198,322,352

198,322,352

200,667,593

33,439

The Energy Select Sector SPDR Fund

9,735,578

378,556,451

378,556,451

378,556,451

378,556,451

372,127,476

42,773

The Financial Select Sector SPDR Fund

36,046,018

548,820,729

548,820,729

548,820,729

548,820,729

549,477,854

52,402

The Financial Services Select Sector SPDR Fund

—

302,280

302,280

302,280

302,280

263,926

26

The Health Care Sector SPDR Fund

9,211,316

165,909,183

165,909,183

165,909,183

165,909,183

168,955,972

25,317

The Industrial Select Sector SPDR Fund

5,404,030

212,620,559

212,620,559

212,620,559

212,620,559

213,767,052

22,728

The Materials Select Sector SPDR Fund

277,516

99,875,254

99,875,254

99,875,254

99,875,254

99,767,004

6,207

The Real Estate Select Sector SPDR Fund

—

219,034

219,034

219,034

219,034

177,753

26

The Technology Select Sector SPDR Fund

23,761,405

340,661,672

340,661,672

340,661,672

340,661,672

338,499,421

42,460

The Utilities Select Sector SPDR Fund

11,607,167

215,422,434

215,422,434

215,422,434

215,422,434

124,951,261

33,474

Contribution from Affiliate

On September 30, 2015, State Street made a contribution of $461,741 to The Financial Select Sector SPDR Fund in connection with processing a class action distribution.

4.
Additional Expenses

Distributor

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and
Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective October 1,
2015, the Board has limited each Fund’s 12b-1 fee to 0.04% or its average daily net assets through at least January 31, 2017. Prior to October 1, 2015, the Board limited each Fund’s 12b-1 fee to 0.044% of its average daily net assets.

License Fees

Standard and
Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America Corporation (“BofA Merrill
Lynch”), have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of
0.03% of the aggregate net assets of the Trust up to $50 billion and 0.02% on the remainder of the assets of the Trust and (ii) to BofA Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust over $50 billion. The fees to S&P and BofA Merrill Lynch are payable on a quarterly basis. Each Select
Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

5.
Trustees’ Fees

The Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) an annual fee of $90,000 plus a per meeting fee of $8,000 for each regularly scheduled meeting of the Board attended by the Trustee (whether in person or telephonically) and $2,500 for each non-regularly scheduled telephonic meeting. The Chairman of the Board (who is an Independent Trustee) receives an additional fee of $30,000 per year. Audit Committee members receive $4,000 per committee meeting attended and Nominating and Governance Committee members receive $4,000 per committee meeting attended. The Chairman of the Audit Committee receives an additional fee of $9,000 per year and per the Chairman of the Nominating and Governance Committee receives an additional fee of $8,000 per year. The Trustee serving as
Chair of the Business Continuity Management Team receives an annual fee of $2,000 for these services. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

6.
Shareholder Transactions

Fund shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind only basis, with a separate cash payment which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds’ custodian and are used to cover related expenses.

7.
Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2016, gross unrealized
appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation (Depreciation)

The Consumer Discretionary Select Sector SPDR Fund

$
11,338,751,561

$
596,986,455

$
829,802,241

$
(232,815,786
)

The Consumer Staples Select Sector SPDR Fund

10,065,729,629

513,194,716

217,324,174

295,870,542

The Energy Select Sector SPDR Fund

18,235,662,838

35,267,226

4,909,312,808

(4,874,045,582
)

The Financial Select Sector SPDR Fund

17,803,572,190

266,487,001

1,928,968,091

(1,662,481,090
)

The Financial Services Select Sector SPDR Fund

14,732,490

140,951

1,072,264

(931,313
)

The Health Care Select Sector SPDR Fund

12,876,707,859

183,072,465

1,247,162,282

(1,064,089,817
)

The Industrial Select Sector SPDR Fund

7,425,927,551

133,811,539

653,212,993

(519,401,454
)

The Materials Select Sector SPDR Fund

2,988,988,629

16,743,240

484,122,948

(467,379,708
)

The Real Estate Select Sector SPDR Fund

12,329,121

480,763

98,070

382,693

The Technology Select Sector SPDR Fund

13,325,544,105

1,066,414,215

507,176,976

559,237,239

The Utilities Select Sector SPDR Fund

8,506,149,937

452,844,181

302,992,739

149,851,442

8.
Investment Transactions

For the six months ended March 31, 2016, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/(loss) as follows:

Contributions

Redemptions

Realized Gain/(Loss)

The Consumer Discretionary Select Sector SPDR Fund

$
4,446,305,181

$
4,373,469,178

$
488,777,685

The Consumer Staples Select Sector SPDR Fund

5,850,272,962

3,823,765,172

336,863,725

The Energy Select Sector SPDR Fund

7,923,712,051

6,413,184,098

300,315,586

The Financial Select Sector SPDR Fund

9,032,268,025

9,407,501,309

107,008,852

The Financial Services Select Sector SPDR Fund

16,653,705

2,738,745

(119,600
)

The Health Care Select Sector SPDR Fund

15,352,467

8,432,959,506

282,252,132

The Industrial Select Sector SPDR Fund

6,470,308,055

6,765,546,487

175,402,134

The Materials Select Sector SPDR Fund

2,125,411,936

1,892,295,102

14,920,597

The Real Estate Select Sector SPDR Fund

15,352,467

4,513,043

51,230

The Technology Select Sector SPDR Fund

4,484,530,190

3,549,174,000

598,905,842

The Utilities Select Sector SPDR Fund

5,143,375,378

4,373,045,453

173,921,251

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the
Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction. The Funds reclassified these non-taxable gains and losses on the in-kind redemption of Creation Units as an increase or decrease to paid in capital in the Statements of Assets and Liabilities.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the six months ended March 31, 2016 were as follows:

Purchases

Sales

The Consumer Discretionary Select Sector SPDR Fund

$
120,554,200

$
126,678,847

The Consumer Staples Select Sector SPDR Fund

183,543,501

194,001,449

The Energy Select Sector SPDR Fund

403,499,091

407,961,902

The Financial Select Sector SPDR Fund

695,293,043

605,368,094

The Financial Services Select Sector SPDR Fund

365,759

372,465

The Health Care Select Sector SPDR Fund

349,601,790

347,906,613

The Industrial Select Sector SPDR Fund

271,786,239

270,045,592

The Materials Select Sector SPDR Fund

195,589,413

195,608,917

The Real Estate Select Sector SPDR Fund

536,872

552,171

The Technology Select Sector SPDR Fund

722,576,117

389,554,733

The Utilities Select Sector SPDR Fund

303,163,759

303,692,523

9.
Securities Lending

Each Fund may lend securities up to 25% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2016 and the value of the invested cash collateral are disclosed in the Funds’ Statements of
Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities.
Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2016:

Fund

Market Value of Securities on Loan

Cash Collateral Received

Non Cash Collateral Received

Total Collateral Received

The Consumer Discretionary Select Sector SPDR Fund

$
602,171,411

$
326,075,170

$
286,552,821

$
612,627,991

The Consumer Staples Select Sector SPDR Fund

144,556,968

62,861,520

85,071,103

147,932,623

The Energy Select Sector SPDR Fund

733,440,196

526,159,513

222,918,937

749,078,450

The Financial Select Sector SPDR Fund

213,605,582

138,399,521

79,674,899

218,074,420

The Financial Services Select Sector SPDR Fund

983,174

1,006,840

348

1,007,188

The Health Care Select Sector SPDR Fund

190,348,764

155,799,536

39,561,541

195,361,077

The Industrial Select Sector SPDR Fund

598,139,439

278,727,159

335,665,330

614,392,489

The Materials Select Sector SPDR Fund

149,549,545

127,473,410

25,442,920

152,916,330

The Real Estate Select Sector SPDR Fund

1,450,654

1,474,520

—

1,474,520

The Technology Select Sector SPDR Fund

313,632,626

289,396,340

32,057,099

321,453,439

The Utilities Select Sector SPDR Fund

475,845,075

184,302,630

299,349,723

483,652,353

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing. The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2016:

The
Consumer Discretionary Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
326,075,170

$
—

$
—

$
—

$
326,075,170

Total Borrowings

$
326,075,170

$
—

$
—

$
—

$
326,075,170

Gross amount of recognized liabilities for securities lending transactions

$
326,075,170

The Consumer Staples Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
62,861,520

$
—

$
—

$
—

$
62,861,520

Total Borrowings

$
62,861,520

$
—

$
—

$
—

$
62,861,520

Gross amount of recognized liabilities for securities lending transactions

$
62,861,520

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

The Energy Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
526,159,513

$
—

$
—

$
—

$
526,159,513

Total Borrowings

$
526,159,513

$
—

$
—

$
—

$
526,159,513

Gross amount of recognized liabilities for securities lending transactions

$
526,159,513

The Financial Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
138,399,521

$
—

$
—

$
—

$
138,399,521

Total Borrowings

$
138,399,521

$
—

$
—

$
—

$
138,399,521

Gross amount of recognized liabilities for securities lending transactions

$
138,399,521

The Financial Services Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
1,006,840

$
—

$
—

$
—

$
1,006,840

Total Borrowings

$
1,006,840

$
—

$
—

$
—

$
1,006,840

Gross amount of recognized liabilities for securities lending transactions

$
1,006,840

The Health Care Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
155,799,536

$
—

$
—

$
—

$
155,799,536

Total Borrowings

$
155,799,536

$
—

$
—

$
—

$
155,799,536

Gross amount of recognized liabilities for securities lending transactions

$
155,799,536

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

The Industrial Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
278,727,159

$
—

$
—

$
—

$
278,727,159

Total Borrowings

$
278,727,159

$
—

$
—

$
—

$
278,727,159

Gross amount of recognized liabilities for securities lending transactions

$
278,727,159

The Materials Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
127,473,410

$
—

$
—

$
—

$
127,473,410

Total Borrowings

$
127,473,410

$
—

$
—

$
—

$
127,473,410

Gross amount of recognized liabilities for securities lending transactions

$
127,473,410

The Real Estate Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
1,474,520

$
—

$
—

$
—

$
1,474,520

Total Borrowings

$
1,474,520

$
—

$
—

$
—

$
1,474,520

Gross amount of recognized liabilities for securities lending transactions

$
1,474,520

The Technology Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
289,396,340

$
—

$
—

$
—

$
289,396,340

Total Borrowings

$
289,396,340

$
—

$
—

$
—

$
289,396,340

Gross amount of recognized liabilities for securities lending transactions

$
289,396,340

THE SELECT SECTOR SPDR TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

March 31,
2016 (Unaudited)

The Utilities Select Sector SPDR Fund

Remaining Contractual Maturity of the Agreements As of March 31, 2016

Overnight and Continuous

<30 days

Between 30 & 90 days

>90 days

Total

Securities Lending Transactions

Common Stocks

$
184,302,630

$
—

$
—

$
—

$
184,302,630

Total Borrowings

$
184,302,630

$
—

$
—

$
—

$
184,302,630

Gross amount of recognized liabilities for securities lending transactions

$
184,302,630

10.
Concentration Risk

A Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

11.
Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST

OTHER INFORMATION

March 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2015 to March 31, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Actual

Hypothetical (assuming a 5% return before expenses)

Annualized Expense Ratio

Ending Account Value

Expenses Paid During Period

Ending Account Value

Expenses Paid During Period

The Consumer Discretionary Select Sector SPDR Fund

0.14
%

$
1,073.70

$
0.73

$
1,024.30

$
0.71

The Consumer Staples Select Sector SPDR Fund

0.14
%

$
1,137.30

$
0.75

$
1,024.30

$
0.71

The Energy Select Sector SPDR Fund

0.14
%

$
1,027.40

$
0.71

$
1,024.30

$
0.71

The Financial Select Sector SPDR Fund

0.14
%

$
1,005.10

$
0.70

$
1,024.30

$
0.71

The Financial Services Select Sector SPDR Fund

0.14
%

$
956.70

$
0.66
(a)

$
1,024.30

$
0.71

The Health Care Select Sector SPDR Fund

0.14
%

$
1,030.60

$
0.71

$
1,024.30

$
0.71

The Industrial Select Sector SPDR Fund

0.14
%

$
1,124.40

$
0.74

$
1,024.30

$
0.71

The Materials Select Sector SPDR Fund

0.14
%

$
1,133.80

$
0.75

$
1,024.30

$
0.71

The Real Estate Select Sector SPDR Fund

0.14
%

$
1,091.20

$
0.70
(a)

$
1,024.30

$
0.71

The Technology Select Sector SPDR Fund

0.14
%

$
1,132.70

$
0.75

$
1,024.30

$
0.71

(a)
Actual period is from commencement of operations 10/8/15.

THE SELECT SECTOR SPDR TRUST

OTHER INFORMATION (continued)

March 31, 2016
(Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.sectorspdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities is available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio
Schedule

The Funds file a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters of each fiscal year, the complete schedule of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Qs are available on the
SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information in the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (732-8673).

TRUSTEES

Cheryl Burgermeister, Chairperson

George R. Gaspari

Ashley T. Rabun

James E. Ross

Ernest J. Scalberg

R. Charles Tschampion

OFFICERS

Ellen M. Needham, President

Michael P. Riley, Vice President

Chad C. Hallett, Treasurer

Ann M. Carpenter, Deputy Treasurer

Bruce S. Rosenberg, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant
Treasurer

Joshua A. Weinberg, Chief Legal Officer

Jesse D. Hallee,
Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris,
Chief Compliance Officer and Anti-Money Laundering Officer

Trevor Swanberg, Code of Ethics Compliance Officer

INVESTMENT MANAGER AND ADMINISTRATOR

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

ALPS Portfolio Solutions Distributor, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

LEGAL COUNSEL

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10166

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS
Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of
Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s)
nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: ALPS Portfolio
Solutions Distributor, Inc., a registered broker-dealer, is the distributor for Select Sector SPDRs.

Before investing, consider the funds’ investment
objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-732-8673 or visit www.sectorspdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)

IBG-19508

SPDR SS SAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)
A Schedule of Investments for each series of the registrant is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases
of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within
90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and
Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:

/s/ Ellen M. Needham

Ellen M. Needham

President and Principal Executive Officer

Date: June 3, 2016

Pursuant to
the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Ellen M. Needham

Ellen M. Needham

President and Principal Executive Officer

Date: June 3, 2016

By:

/s/ Chad C. Hallett

Chad C. Hallett

Treasurer and Principal Financial Officer

Date: June 3, 2016